Document And Entity Information (USD $)	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	TIAA REAL ESTATE ACCOUNT
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	0
Entity Public Float	$ 0
Amendment Flag	false
Entity Central Index Key	0000946155
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (USD $) In Millions, except Per Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investments, at fair value:
Real estate properties (cost: $10,543.6 and $10,314.3)	$ 10,554.6	$ 9,857.6
Real estate joint ventures and limited partnerships (cost: $2,553.8 and $2,193.3)	2,631.3	1,898.9
Marketable securities:
Real estate related (cost: $1,175.7 and $895.3)	1,332.3	927.9
Other (cost: $2,569.3 and $2,802.6)	2,569.7	2,802.8
Total investments (cost: $16,842.4 and $16,205.5)	17,087.9	15,487.2
Cash and cash equivalents	21.7	17.5
Due from investment advisor		6.8
Other	269	238.4
TOTAL ASSETS	17,378.6	15,749.9
LIABILITIES
Mortgage loans payable, at fair value���Note 9 (principal outstanding: $2,253.8 and $2,008.6)	2,282.6	2,028.2
Due to investment advisor	10.6
Accrued real estate property level expenses	185.8	166.9
Other	38.5	27.6
TOTAL LIABILITIES	2,517.5	2,222.7
COMMITMENTS AND CONTINGENCIES���Note 12
NET ASSETS
Accumulation Fund	14,523	13,227.2
Annuity Fund	338.1	300
TOTAL NET ASSETS	$ 14,861.1	$ 13,527.2
NUMBER OF ACCUMULATION UNITS OUTSTANDING���Note 11 (in Shares)	53.3	53.4
NET ASSET VALUE, PER ACCUMULATION UNIT���Note 10 (in Dollars per share)	$ 272.569	$ 247.654

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Parentheticals) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Real estate properties at cost	$ 10,543.6	$ 10,314.3
Real estate joint ventures and limited partnerships at cost	2,553.8	2,193.3
Real estate related marketable securities at cost	1,175.7	895.3
Other marketable securities at cost	2,569.3	2,802.6
Cost of total investments	16,842.4	16,205.5
Principal outstanding on mortgage loans payable	$ 2,253.8	$ 2,008.6

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INVESTMENT INCOME
Rental income	$ 872	$ 874.1	$ 862.5
Real estate property level expenses and taxes:
Operating expenses	218.2	217.8	220
Real estate taxes	119.1	111.5	114.7
Interest expense	146	109.2	106.7
Total real estate property level expenses and taxes	483.3	438.5	441.4
Real estate income, net	388.7	435.6	421.1
Income from real estate joint ventures and limited partnerships	80.9	86.4	89.3
Interest	3	3.3	3
Dividends	32.3	19.1	5.6
TOTAL INVESTMENT INCOME	504.9	544.4	519
Expenses���Note 2:
Investment advisory charges	56.3	53.9	50.2
Administrative charges	32.4	28.7	22.1
Distribution charges	13.9	8.8	6
Mortality and expense risk charges	2.8	6.2	4.4
Liquidity guarantee charges	31.3	23.7	13.1
TOTAL EXPENSES	136.7	121.3	95.8
INVESTMENT INCOME, NET	368.2	423.1	423.2
Net realized gain (loss) on investments:
Real estate properties	(11.3)	(41.7)	(12.5)
Real estate joint ventures and limited partnerships	(104.5)	(70.5)	(185.7)
Marketable securities	53.7	6.5	0.4
Net realized loss on investments	(62.1)	(105.7)	(197.8)
Net change in unrealized appreciation (depreciation) on:
Real estate properties	555.8	829.9	638.2
Real estate joint ventures and limited partnerships	424.1	331	357.5
Marketable securities	126.8	21.5	15
Mortgage loans receivable			3.7
Mortgage loans payable	(33.4)	(0.7)	(59.6)
Net change in unrealized appreciation on investments and mortgage loans payable	1,073.3	1,181.7	954.8
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND MORTGAGE LOANS PAYABLE	1,011.2	1,076	757
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 1,379.4	$ 1,499.1	$ 1,180.2

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
FROM OPERATIONS
Investment income, net	$ 368.2	$ 423.1	$ 423.2
Net realized loss on investments	(62.1)	(105.7)	(197.8)
Net change in unrealized appreciation on investments and mortgage loans payable	1,073.3	1,181.7	954.8
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	1,379.4	1,499.1	1,180.2
FROM PARTICIPANT TRANSACTIONS
Premiums	1,923.5	2,321	2,594.5
Liquidity units redeemed���Note 3	(940.3)
Annuity payments	(25.1)	(24.3)	(19.1)
Withdrawals and death benefits	(1,003.6)	(1,071.7)	(832.4)
NET (DECREASE) INCREASE IN NET ASSETS RESULTING FROM PARTICIPANT TRANSACTIONS	(45.5)	1,225	1,743
NET INCREASE IN NET ASSETS	1,333.9	2,724.1	2,923.2
NET ASSETS
Beginning of year	13,527.2	10,803.1	7,879.9
End of year	$ 14,861.1	$ 13,527.2	$ 10,803.1

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$ 1,379.4	$ 1,499.1	$ 1,180.2
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash used in operating activities:
Deferred financing costs	3.8
Net realized loss on investments	62.1	105.7	197.8
Net change in unrealized appreciation on investments and mortgage loans payable	(1,073.3)	(1,181.7)	(954.8)
Purchase of real estate properties	(619.3)	(1,108.9)
Capital improvements on real estate properties	(186.3)	(162.7)	(130.4)
Proceeds from sale of real estate properties	449.8	335.9	91.9
Proceeds from mortgage loans receivable			75
Purchases of long term investments	(1,076.6)	38.3	97.2
Proceeds from sale of long term investments	675.5	(465.7)	(598.3)
Decrease (increase) in other investments	233.3	(392.3)	(1,646.8)
Change in due to (from) investment advisor	17.4	4.2	(6.7)
(Increase) decrease in other assets	(30.6)	(61.3)	8.7
Increase (decrease) in other liabilities	15.6	1.8	(11.2)
NET CASH USED IN OPERATING ACTIVITIES	(149.2)	(1,387.6)	(1,697.4)
CASH FLOWS FROM FINANCING ACTIVITIES
Mortgage loan proceeds received	208.1	185	273.3
Principal payments of mortgage loans payable	(9.2)	(17.8)	(330.8)
Premiums	1,923.5	2,321	2,594.5
Liquidity units redeemed	(940.3)
Annuity payments	(25.1)	(24.3)	(19.1)
Withdrawals and death benefits	(1,003.6)	(1,071.7)	(832.4)
NET CASH PROVIDED BY FINANCING ACTIVITIES	153.4	1,392.2	1,685.5
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	4.2	4.6	(11.9)
CASH AND CASH EQUIVALENTS
Beginning of year	17.5	12.9	24.8
End of year	21.7	17.5	12.9
SUPPLEMENTAL DISCLOSURES:
Cash paid for interest	117	109.2	106.1
Debt assumed in acquisition of property	$ 36.9

Organization and Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Organization, Consolidation, Basis of Presentation, Business Description and Accounting Policies [Text Block]

Note 1—Organization and Significant Accounting Policies

Business: The TIAA Real Estate Account (“Account”) is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA”) and was established by resolution of TIAA’s Board of Trustees (the “Board”) on February 22, 1995, under the insurance laws of the State of New York, for the purpose of funding variable annuity contracts issued by TIAA. The Account offers individual and group accumulating annuity contracts (with contributions made on a pre-tax or after-tax basis), as well as individual lifetime and term-certain variable payout annuity contracts (including the payment of death benefits to beneficiaries). Investors are entitled to transfer funds to or from the Account, and make withdrawals from the Account on a daily basis under certain circumstances. Funds invested in the Account for each category of contract are expressed in terms of units, and unit values will fluctuate depending on the Account’s performance.

The investment objective of the Account is to seek favorable long-term returns primarily through rental income and capital appreciation from real estate and real estate-related investments owned by the Account. The Account holds real estate properties directly and through subsidiaries wholly owned by TIAA for the benefit of the Account. The Account also holds interests in real estate joint ventures and limited partnerships in which the Account does not hold a controlling interest; as such, such interests are not consolidated into these consolidated financial statements. The Account also has invested in mortgage loans receivable collateralized by commercial real estate properties. Additionally, the Account invests in real estate-related and non-real estate-related publicly-traded securities, cash and other instruments to maintain adequate liquidity levels for operating expenses, capital expenditures and to fund benefit payments (withdrawals, transfers and related transactions).

The consolidated financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which requires the use of estimates made by management. Actual results may vary from those estimates and such differences may be material. The following is a summary of the significant accounting policies of the Account.

Basis of Presentation: The accompanying consolidated financial statements include the Account and those subsidiaries wholly owned by TIAA for the benefit of the Account. All significant intercompany accounts and transactions between the Account and such subsidiaries have been eliminated.

The Accumulation Unit Value (“AUV”) used for financial reporting purposes may differ from the AUV used for processing transactions. The AUV used for financial reporting purposes includes security and participant transactions effective through the date of the report.

Determination of Investments at Fair Value: The Account reports all investments at fair value in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services—Investment Companies. Further in accordance with the adoption of the fair value option allowed under ASC 825, Financial Instruments, and at the election of Account management, mortgage loans payable are reported at fair value. The FASB has defined fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants.

The following is a description of the valuation methodologies used to determine the fair value of the Account’s investments and investment related mortgage loans payable.

Valuation of Real Estate Properties—Investments in real estate properties are stated at fair value, as determined in accordance with policies and procedures reviewed by the Investment Committee of the Board and in accordance with the responsibilities of the Board as a whole. Accordingly, the Account does not record depreciation. Determination of fair value involves significant levels of judgment because the actual fair value of real estate can be determined only by negotiation between the parties in a sales transaction. The Account’s primary objective when valuing its real estate investments will be to produce a valuation that represents a reasonable estimate of the fair value of its investments. Implicit in the Account’s definition of fair value are the consummation of a sale as of a specified date and the passing of title from seller to buyer under conditions whereby:

•	Buyer and seller are typically motivated;

•	Both parties are well informed or well advised, and acting in what they consider their best interests;

•	A reasonable time is allowed for exposure in the open market;

•	Payment is made in terms of cash or in terms of financial arrangements comparable thereto; and

•	The price represents the normal consideration for the property sold unaffected by special or creative financing or sales concessions granted by anyone associated with the sale.

Property and investment values are affected by, among other things, the availability of capital, occupancy rates, rental rates, and interest and inflation rates. As a result, determining real estate and investment values involves many assumptions. Key inputs and assumptions include rental income and expense amounts, related rental income and expense growth rates, discount rates and capitalization rates. Valuation techniques include discounted cash flow analysis, prevailing market capitalization rates or multiples applied to earnings from the property, analysis of recent comparable sales transactions, actual sale negotiations and bona fide purchase offers received from third parties. Amounts ultimately realized from each investment may vary significantly from the fair value presented.

Real estate properties owned by the Account are initially valued based on an independent third party appraisal, as reviewed by TIAA’s internal appraisal staff and as applicable the Account’s independent fiduciary at the time of the closing of the purchase, which may result in a potential unrealized gain or loss reflecting the difference between an investment’s fair value (i.e., exit price) and its cost basis (which is inclusive of transaction costs).

Subsequently, each property is appraised each quarter by an independent third party appraiser, reviewed by TIAA’s internal appraisal staff and as applicable the Account’s independent fiduciary. In general, the Account obtains appraisals of its real estate properties spread out throughout the quarter, which is intended to result in appraisal adjustments, and thus, adjustments to the valuations of its holdings (to the extent such adjustments are made) that happen regularly throughout each quarter and not on one specific day or month in each period.

Further, management reserves the right to order an appraisal and/or conduct another valuation outside of the normal quarterly process when facts or circumstances at a specific property change. For example, under certain circumstances a valuation adjustment could be made when the account receives a bona fide bid for the sale of a property held within the Account or one of the Account’s joint ventures. In addition, adjustments may be made for events or circumstances indicating an impairment of a tenant’s ability to pay amounts due to the Account under a lease (including due to a bankruptcy filing of that tenant). Alternatively, adjustments may be made to reflect the execution or renewal of a significant lease. Also, adjustments may be made to reflect factors (such as sales values for comparable properties or local employment rate) bearing uniquely on a particular region in which the Account holds properties. TIAA’s internal appraisal staff oversees the entire appraisal process, in conjunction with the Account’s independent fiduciary (the independent fiduciary is more fully described in the paragraph below). Any differences in the conclusions of TIAA’s internal appraisal staff and the independent appraiser will be reviewed by the independent fiduciary, which will make a final determination on the matter (which may include ordering a subsequent independent appraisal).

The independent fiduciary, Real Estate Research Corporation, has been appointed by a special subcommittee of the Investment Committee of the Board to, among other things, oversee the appraisal process. The independent fiduciary must approve all independent appraisers used by the Account. All appraisals are performed in accordance with Uniform Standards of Professional Appraisal Practices, the real estate appraisal industry standards created by The Appraisal Foundation. Real estate appraisals are estimates of property values based on a professional’s opinion. Appraisals of properties held outside of the U.S. are performed in accordance with industry standards commonly applied in the applicable jurisdiction. These independent appraisers are always expected to be MAI-designated members of the Appraisal Institute (or its European equivalent, Royal Institute of Chartered Surveyors) and state certified appraisers from national or regional firms with relevant property type experience and market knowledge. Under the Account’s current procedures, each independent appraisal firm will be rotated off of a particular property at least every three years, although such appraisal firm may perform appraisals of other Account properties subsequent to such rotation.

Also, the independent fiduciary can require additional appraisals if factors or events have occurred that could materially change a property’s value (including those identified above) and such change is not reflected in the quarterly valuation review, or otherwise to ensure that the Account is valued appropriately. The independent fiduciary must also approve any valuation change of real estate-related assets where a property’s value changed by more than 6% from the most recent independent annual appraisal, or if the value of the Account would change by more than 4% within any calendar quarter or more than 2% since the prior calendar month. When a real estate property is subject to a mortgage, the property is valued independently of the mortgage and the property and mortgage fair values are reported separately (see Valuation of Mortgage Loans Payable below). The independent fiduciary reviews and approves all mortgage valuation adjustments before such adjustments are recorded by the Account. The Account continues to use the revised value for each real estate property and mortgage loan payable to calculate the Account’s daily net asset value until the next valuation review or appraisal.

Valuation of Real Estate Joint Ventures—Real estate joint ventures are stated at the fair value of the Account’s ownership interests of the underlying entities. The Account’s ownership interests are valued based on the fair value of the underlying real estate, any related mortgage loans payable, and other factors, such as ownership percentage, ownership rights, buy/sell agreements, distribution provisions and capital call obligations. Upon the disposition of all real estate investments by an investee entity, the Account will continue to state its equity in the remaining net assets of the investee entity during the wind down period, if any, which occurs prior to the dissolution of the investee entity.

Valuation of Real Estate Limited Partnerships—Limited partnership interests are stated at the fair value of the Account’s ownership in the partnership which are recorded based upon the changes in the net asset values of the limited partnerships as determined from the financial statements of the limited partnerships when received by the Account. Prior to the receipt of the financial statements from the limited partnerships, the Account estimates the value of its interest in good faith and will from time to time seek input from the issuer or the sponsor of the investments. Since market quotations are not readily available, the limited partnership interests are valued at fair value as determined in good faith by management under the direction of the Investment Committee of the Board and in accordance with the responsibilities of the Board as a whole.

Valuation of Marketable Securities—Equity securities listed or traded on any national market or exchange are valued at the last sale price as of the close of the principal securities market or exchange on which such securities are traded or, if there is no sale, at the mean of the last bid and asked prices on such market or exchange, exclusive of transaction costs.

Debt securities, other than money market instruments, are generally valued at the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Money market instruments, with maturities of one year or less, are valued in the same manner as debt securities or derived from a pricing matrix.

Equity and fixed income securities traded on a foreign exchange or in foreign markets are valued using their closing values under the valuation methods generally accepted in the country where traded, as of the valuation date. This value is converted to U.S. dollars at the exchange rate in effect on the valuation day. Under certain circumstances (for example, if there are significant movements in the United States markets and there is an expectation the securities traded on foreign markets will adjust based on such movements when the foreign markets open the next day), the Account may adjust the value of equity or fixed income securities that trade on a foreign exchange or market after the foreign exchange or market has closed.

Valuation of Mortgage Loans Payable—Mortgage loans payable are stated at fair value. The estimated fair values of mortgage loans payable are based on the amount at which the liability could be transferred to a third party exclusive of transaction costs. Mortgage loans payable are valued internally by TIAA’s internal valuation department, as reviewed by the Account’s independent fiduciary, at least quarterly based on market factors, such as market interest rates and spreads for comparable loans, the performance of the underlying collateral (such as the loan-to-value ratio and the cash flow of the underlying collateral), the liquidity for mortgage loans of similar characteristics, the maturity date of the loan, the return demands of the market.

See Note 6—Assets and Liabilities Measured at Fair Value on a Recurring Basis for further discussion and disclosure regarding the determination of the fair value of the Account’s investments.

Foreign Currency Transactions and Translation: Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of securities, income receipts and expense payments made in foreign currencies are translated into U.S. dollars at the exchange rates prevailing on the respective dates of the transactions. The effect of any changes in foreign currency exchange rates on portfolio investments and mortgage loans payable are included in net realized and unrealized gains and losses on real estate properties and mortgage loans payable. Net realized gains and losses on foreign currency transactions include disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Accumulation and Annuity Funds: The accumulation fund represents the net assets attributable to participants in the accumulation phase of their investment (“Accumulation Fund”). The annuity fund represents the net assets attributable to the participants currently receiving annuity payments (“Annuity Fund”). The net increase or decrease in net assets from investment operations is apportioned between the accounts based upon their relative daily net asset values. Once an Account participant begins receiving lifetime annuity income benefits, payment levels cannot be reduced as a result of the Account’s actual mortality experience. In addition, the contracts pursuant to which the Account is offered are required to stipulate the maximum expense charge for all Account level expenses that can be assessed, which is not to exceed 2.5% of average net assets per year. The Account pays a fee to TIAA to assume mortality and expense risks.

Accounting for Investments: The investments held by the Account are accounted for as follows:

Real Estate Properties—Rent from real estate properties consists of all amounts earned under tenant operating leases, including base rent, recoveries of real estate taxes and other expenses and charges for miscellaneous services provided to tenants. Rental income is recognized in accordance with the billing terms of the lease agreements. The Account bears the direct expenses of the real estate properties owned. These expenses include, but are not limited to, fees to local property management companies, property taxes, utilities, maintenance, repairs, insurance, and other operating and administrative costs. An estimate of the net operating income earned from each real estate property is accrued by the Account on a daily basis and such estimates are adjusted when actual operating results are determined.

Real Estate Joint Ventures—The Account has limited ownership interests in various real estate joint ventures (collectively, the “joint ventures”). The Account records its contributions as increases to its investments in the joint ventures, and distributions from the joint ventures are treated as income within income from real estate joint ventures and limited partnerships in the Account’s consolidated statements of operations. Distributions that are identified as returns of capital are recorded as a reduction to the cost basis of the investment, whereas distributions identified as capital gains or losses are recorded as realized gains or losses. Income from the joint ventures is recorded based on the Account’s proportional interest of the income distributed by the joint ventures. Income earned but not yet distributed to the Account by the joint ventures is recorded as unrealized gains and losses.

Limited Partnerships—The Account has limited ownership interests in various private real estate funds (primarily limited partnerships) and a private real estate investment trust (collectively, the “limited partnerships”). The Account records its contributions as increases to the investments, and distributions from the investments are treated as income within income from real estate joint ventures and limited partnerships in the Account’s consolidated statements of operations. Distributions that are identified as returns of capital are recorded as a reduction to the cost basis of the investment, whereas distributions identified as capital gains or losses are recorded as realized gains or losses. Unrealized gains and losses are recorded based upon the changes in the net asset values of the limited partnerships as determined from the financial statements of the limited partnerships when received by the Account. Prior to the receipt of the financial statements from the limited partnerships, the Account estimates the value of its interest in good faith and will from time to time seek input from the issuer or the sponsor of the investments. Changes in value based on such estimates are recorded by the Account as unrealized gains and losses.

Marketable Securities—Transactions in marketable securities are accounted for as of the date the securities are purchased or sold (trade date). Interest income is recorded as earned. Dividend income is recorded on the ex-dividend date within dividend income. Dividends that are identified as returns of capital are recorded as a reduction to the cost basis of the investment, whereas dividends identified as capital gains or losses are recorded as realized gains or losses. Realized gains and losses on securities transactions are accounted for on the specific identification method.

Realized and Unrealized Gains and Losses—Realized gains and losses are recorded at the time an investment is sold or a distribution is received in relation to an investment sale from a joint venture or limited partnership. Real estate transactions are accounted for as of the date on which the purchase or sale transactions for the real estate properties close (settlement date). The Account recognizes a realized gain on the sale of a real estate property to the extent that the contract sales price exceeds the cost-to-date of the property being sold. A realized loss occurs when the cost-to-date exceeds the sales price.

Unrealized gains and losses are recorded as the fair values of the Account’s investments are adjusted, and as discussed within the Real Estate Joint Ventures and Limited Partnerships sections above.

Net Assets—The Account’s net assets as of the close of each valuation day are valued by taking the sum of:

•	the value of the Account’s cash; cash equivalents, and short-term and other debt instruments;

•	the value of the Account’s other securities and other non-real estate assets;

•	the value of the individual real properties (based on the most recent valuation of that property) and other real estate-related investments owned by the Account;

•

an estimate of the net operating income accrued by the Account from its properties, other real estate-related investments and non-real estate-related investments (including short-term marketable securities) since the end of the prior valuation day; and

•

actual net operating income earned from the Account’s properties, other real estate-related investments and non-real estate-related investments (but only to the extent any such item of income differs from the estimated income accrued for on such investments), and then reducing the sum by liabilities held within the Account, including the daily investment management fee, administration and distribution fees, mortality and expense fee, and liquidity guarantee fee, and certain other expenses attributable to operating the Account. Daily estimates of net operating income are adjusted to reflect actual net operating income on a monthly basis, at which time such adjustments (if any) are reflected in the Account’s unit value.

After the end of every quarter, the Account reconciles the amount of expenses deducted from the Account (which is established in order to approximate the costs that the Account will incur) with the expenses the Account actually incurred. If there is a difference, the Account adds it to or deducts it from the Account in equal daily installments over the remaining days of the following quarter. Material differences may be repaid in the current calendar quarter. The Account’s at-cost deductions are based on projections of Account assets and overall expenses, and the size of any adjusting payments will be directly affected by the difference between management’s projections and the Account’s actual assets or expenses.

Cash and Cash Equivalents: Cash and cash equivalents are balances held by the Account in bank deposit accounts which, at times, exceed federally insured limits. The Account’s management monitors these balances to mitigate the exposure of risk due to concentration and has not experienced any losses from such concentration.

Other Assets and Other Liabilities: Other assets and other liabilities are comprised of operating assets and liabilities utilized and held at each individual real estate property investment. Other assets consist of, amongst other items, tenant receivables and prepaid expenses; whereas other liabilities primarily consist of security deposits.

Federal Income Taxes: Based on provisions of the Internal Revenue Code, Section 817, the Account is taxed as a segregated asset account of TIAA and as such, the Account incurs no material federal income tax attributable to the net investment activity of the Account. Management has analyzed the Account’s tax positions taken for all open federal income tax years (2007-2012) and has concluded no provisions for federal income tax are required as of December 31, 2012.

Restricted Cash: The Account held $61.4 million and $44.0 million as of December 31, 2012 and December 31, 2011, respectively, in escrow accounts for property taxes, insurance, and various other property related matters as required by certain creditors related to the Account’s outstanding mortgage loans payable. These amounts are recorded within other assets on the consolidated statements of assets and liabilities. See Note 9—Mortgage Loans Payable for additional information regarding the Account’s outstanding mortgage loans payable.

Changes in Net Assets: Premiums include premiums paid by existing accumulation unit holders in the Account and transfers into the Account. Withdrawals and death benefits include withdrawals out of the Account which include transfers out of the Account and required minimum distributions.

Due to/from Investment Manager: Due to/from investment manager represents amounts that are to be paid or received by TIAA on behalf of the Account. Amounts generally are paid or received by the Account within one or two business days and no interest is contractually charged on these amounts.

Management Agreements and Arrangements	12 Months Ended
Dec. 31, 2012
Manangement Agreements And Arrangements [Text Block]

Note 2—Management Agreements and Arrangements

Investment advisory services for the Account are provided by TIAA employees, under the direction of the Board and its Investment Committee, pursuant to investment management procedures adopted by TIAA for the Account. TIAA’s investment management decisions for the Account are subject to review by the Account’s independent fiduciary. TIAA also provides various portfolio accounting and related services for the Account.

The Account is a party to the Distribution Agreement for the Contracts Funded by the TIAA Real Estate Account (the “Distribution Agreement”), dated January 1, 2008, by and among TIAA, for itself and on behalf of the Account, and TIAA-CREF Individual and Institutional Services, LLC (“Services”), a wholly owned subsidiary of TIAA, a registered broker-dealer and a member of the Financial Industry Regulatory Authority. Pursuant to the Distribution Agreement, Services performs distribution services for the Account which include, among other things, (i) distribution of annuity contracts issued by TIAA and funded by the Account, (ii) advising existing annuity contract owners in connection with their accumulations and (iii) helping employers implement and manage retirement plans. In addition, TIAA performs administrative functions for the Account, which include, among other things, (i) maintaining accounting records and performing accounting services, (ii) receiving and allocating premiums, (iii) calculating and making annuity payments, (iv) processing withdrawal requests, (v) providing regulatory compliance and reporting services, (vi) maintaining the Account’s records of contract ownership and (vii) otherwise assisting generally in all aspects of the Account’s operations. Both distribution services (pursuant to the Distribution Agreement) and administrative services are provided to the Account by Services and TIAA, as applicable, on a cost basis.

The Distribution Agreement is terminable by either party upon 60 days written notice and terminates automatically upon any assignment thereof.

TIAA and Services provide investment management, administrative and distribution services at cost. TIAA and Services receive payments from the Account on a daily basis according to formulas established each year and adjusted periodically with the objective of keeping the payments as close as possible to the Account’s expenses actually incurred. Any differences between actual expenses and the amounts paid by the Account are adjusted quarterly.

TIAA also provides a liquidity guarantee to the Account, for a fee, to ensure that sufficient funds are available to meet participant transfer and cash withdrawal requests in the event that the Account’s cash flows and liquid investments are insufficient to fund such requests. TIAA ensures sufficient funds are available for such transfer and withdrawal requests by purchasing accumulation units of the Account. See Note 3—Related Party Transactions below.

To the extent TIAA owns accumulation units issued pursuant to the liquidity guarantee, the independent fiduciary monitors and oversees, among other things, TIAA’s ownership interest in the Account and may require TIAA to eventually redeem some of its units, particularly when the Account has uninvested cash or liquid investments available. TIAA also receives a fee for assuming certain mortality and expense risks.

The expenses for the services noted above that are provided to the Account by TIAA and Services are identified in the accompanying consolidated statements of operations and are reflected in Note 10—Financial Highlights.

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions Disclosure [Text Block]

Note 3—Related Party Transactions

Pursuant to its existing liquidity guarantee obligation, the TIAA General Account purchased in multiple transactions an aggregate of 4.7 million accumulation units (which are generally referred to as “liquidity units”) in the Account between December 2008 and June 2009 for an aggregate amount of $1.2 billion. TIAA has not purchased additional liquidity units since June 2009.

In accordance with this liquidity guarantee obligation, TIAA guarantees that all participants in the Account may redeem their accumulation units at their accumulation unit value next determined after their transfer or cash withdrawal request is received in good order. Liquidity units owned by TIAA are valued in the same manner as accumulation units owned by the Account’s participants. Management believes that TIAA has the ability to meet its obligations under the liquidity guarantee.

As discussed in the Account’s prospectus and in accordance with a prohibited transaction exemption from the U.S. Department of Labor (PTE 96-76), the Account’s independent fiduciary, Real Estate Research Corporation, has certain responsibilities with respect to the Account that it has undertaken or is currently undertaking with respect to TIAA’s purchase of liquidity units, including among other things, reviewing the purchase and redemption of liquidity units by TIAA to ensure the Account uses the correct unit values. In addition, as set forth in PTE 96-76, the independent fiduciary’s responsibilities include:

•	establishing the percentage of total accumulation units that TIAA’s ownership should not exceed (the “trigger point”) and creating a method for changing the trigger point;

•	approving any adjustment of TIAA’s ownership interest in the Account and, in its discretion, requiring an adjustment if TIAA’s ownership of liquidity units reaches the trigger point; and

•

once the trigger point has been reached, participating in any program to reduce TIAA’s ownership in the Account by utilizing cash flow or liquid investments in the Account, or by utilizing the proceeds from asset sales. The independent fiduciary’s role in participating in any such asset sales program would include (i) participating in the selection of properties for sale, (ii) providing sales guidelines and (iii) approving those sales if, in the independent fiduciary’s opinion, such sales are desirable to reduce TIAA’s ownership of liquidity units.

The independent fiduciary, which has the right to adjust the trigger point, has established the trigger point at 45% of the outstanding accumulation units and it will continue to monitor TIAA’s ownership interest in the Account and provide further recommendations as necessary.

As of December 31, 2012, TIAA owns 1.2 million liquidity units, representing approximately 2.2% of the Account’s outstanding accumulation units as of such date. The independent fiduciary is currently in the process of conducting a systematic redemption of all of the liquidity units held by the TIAA General Account. Approximately one-quarter of such units were redeemed evenly over the business days in each of June, September and December 2012, representing a total of $940.3 million redeemed during 2012. The independent fiduciary’s redemption of the remaining liquidity units held by TIAA is conditioned on (i) the Account holding and being projected to hold at least 17% of its net assets in cash, cash equivalents and publicly traded, liquid non-real estate related securities, after taking into account certain projected sources and uses of cash flow into the Account, and (ii) there having been positive recent historical net participant flows over the 20 business days prior to such redemption. As of the date of this filing, the independent fiduciary intends to cause the redemption of the remaining liquidity units held by TIAA throughout the remaining days in March 2013, such that all such liquidity units would be redeemed by the end of the month. There is no guarantee that such redemptions will occur, as the timing of redemptions is in the discretion of the independent fiduciary.

In addition, at any time the Account holds cash, cash equivalents and publicly traded, liquid non-real estate related securities in excess of 25% of its net assets, the independent fiduciary intends to cause a redemption of liquidity units in an amount equal to the Account’s average net participant flows during the preceding month. As of December 31, 2012, the Account held 17.4% of its net assets in such liquid non-real estate-related investments (along with its cash and cash equivalents). The independent fiduciary reserves the right to authorize or direct the redemption of all or a portion of liquidity units at any time.

As discussed in Note 2—Management Agreements and Arrangements, TIAA and Services provide certain services to the Account on an at cost basis. See Note 10—Financial Highlights for details of the expense charge and expense ratio.

Credit Risk Concentrations	12 Months Ended
Dec. 31, 2012
Concentration Risk Disclosure [Text Block]

Note 4—Credit Risk Concentrations

Concentrations of credit risk may arise when a number of properties or tenants are located in a similar geographic region such that the economic conditions of that region could impact tenants’ obligations to meet their contractual obligations or cause the values of individual properties to decline. The Account has no significant concentrations of tenants as no single tenant has annual contract rent that makes up more than 2.1% of the rental income of the Account.

The substantial majority of the Account’s wholly owned real estate investments and investments in joint ventures are located in the United States. The following table represents the diversification of the Account’s portfolio by region and property type:

Diversification by Fair Value(1)

	East	West	South	Midwest	Foreign(2)	Total
Office	20.4%	15.3%	6.7%	0.3%	1.6%	44.3%
Apartment	9.7%	6.6%	5.4%	—	—	21.7%
Industrial	0.7%	7.7%	3.8%	1.0%	—	13.2%
Retail	3.4%	4.0%	8.3%	0.2%	1.6%	17.5%
Other(3)	2.8%	0.2%	0.3%	—	—	3.3%

Total	37.0%	33.8%	24.5%	1.5%	3.2%	100.0%

(1)	Wholly-owned properties are represented at fair value and gross of any debt, while joint venture properties are represented at the net equity value.

(2)	Represents real estate investments in the United Kingdom and France.

(3)	Represents interest in Storage Portfolio investment, a fee interest encumbered by a ground lease real estate investment and undeveloped land.

Properties in the “East” region are located in: CT, DC, DE, KY, MA, MD, ME, NC, NH, NJ, NY, PA, RI, SC, VA, VT, WV

Properties in the “West” region are located in: AK, AZ, CA, CO, HI, ID, MT, NM, NV, OR, UT, WA, WY

Properties in the “South” region are located in: AL, AR, FL, GA, LA, MS, OK, TN, TX

Properties in the “Midwest” region are located in: IA, IL, IN, KS, MI, MN, MO, ND, NE, OH, SD, WI

Leases	12 Months Ended
Dec. 31, 2012
Operating Leases of Lessor Disclosure [Text Block]

Note 5—Leases

The Account’s wholly owned real estate properties are leased to tenants under operating lease agreements which expire on various dates through 2090. Aggregate minimum annual rentals for wholly owned real estate investments owned by the Account, excluding short-term residential leases, are as follows (in millions):

Years Ending December 31,
2013	$499.3
2014	468.7
2015	402.8
2016	357.4
2017	314.1
Thereafter	3,146.9

Total	$5,189.2

Certain leases provide for additional rental amounts based upon the recovery of actual operating expenses in excess of specified base amounts, sales volume or contractual increases as defined in the lease agreement. These contractual contingent rentals are not included in the table above.

Assets and Liabilities Measured at Fair Value on a Recurring Basis	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Text Block]

Note 6—Assets and Liabilities Measured at Fair Value on a Recurring Basis

Valuation Hierarchy: The Account’s fair value measurements are grouped categorically into three levels, as defined by the FASB. The levels are defined as follows:

Level 1—Valuations using unadjusted quoted prices for assets traded in active markets, such as stocks listed on the New York Stock Exchange. Active markets are defined as having the following characteristics for the measured asset or liability: (i) many transactions, (ii) current prices, (iii) price quotes not varying substantially among market makers, (iv) narrow bid/ask spreads and (v) most information regarding the issuer is publicly available. Level 1 assets held by the Account are generally marketable equity securities.

Level 2—Valuations for assets and liabilities traded in less active, dealer or broker markets. Fair values are primarily obtained from third party pricing services for identical or comparable assets or liabilities. Level 2 inputs for fair value measurements are inputs, other than quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include:

a. Quoted prices for similar assets or liabilities in active markets;

b. Quoted prices for identical or similar assets or liabilities in markets that are not active (that is, markets in which there are few transactions for the asset (or liability), the prices are not current, price quotations vary substantially either over time or among market makers (for example, some brokered markets), or in which little information is released publicly);

c. Inputs other than quoted prices that are observable within the market for the asset (or liability) (for example, interest rates and yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates that are observable at commonly quoted intervals); and

d. Inputs that are derived principally from or corroborated by observable market data by correlation or other means (for example, market-corroborated inputs).

Examples of securities which may be held by the Account and included in Level 2 include certificates of deposit, commercial paper, government agency notes, variable notes, United States Treasury securities, and debt securities.

Level 3—Valuations for assets and liabilities that are derived from other valuation methodologies, including pricing models, discounted cash flow models and similar techniques, and are not based on market exchange, dealer, or broker-traded transactions. Level 3 valuations incorporate certain assumptions and projections that are not observable in the market, and require significant professional judgment in determining the fair value assigned to such assets or liabilities. Examples of Level 3 assets and liabilities which may be held by the Account from time to time include investments in real estate, investments in joint ventures and limited partnerships, and mortgage loans receivable and payable.

An investment’s categorization within the valuation hierarchy described above is based upon the lowest level of input that is significant to the fair value measurement.

The Account’s determination of fair value is based upon quoted market prices, where available. If listed prices or quotes are not available, fair value is based upon vendor-provided, evaluated prices or internally-developed models that primarily use market-based or independently-sourced market data, including interest rate yield curves, market spreads, and currency rates. Valuation adjustments will be made to reflect changes in credit quality, counterparty’s creditworthiness, the Account’s creditworthiness, liquidity, and other observable and unobservable inputs that are applied consistently over time.

The methods described above are considered to produce fair values that represent a good faith estimate of what an unaffiliated buyer in the marketplace would pay to purchase the asset or would receive to transfer the liability. Since fair value calculations involve significant professional judgment in the application of both observable and unobservable attributes, actual realizable values or future fair values may differ from amounts reported. Furthermore, while the Account believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments, while reasonable, could result in different estimates of fair value at the reporting date. As discussed in Note 1—Organization and Significant Accounting Policies in more detail, the Account generally obtains independent third party appraisals on a quarterly basis; there may be circumstances in the interim in which the true realizable value of a property is not reflected in the Account’s daily net asset value calculation or in the Account’s periodic consolidated financial statements. This disparity may be more apparent when the commercial and/or residential real estate markets experience an overall and possibly dramatic decline (or increase) in property values in a relatively short period of time between appraisals.

The following tables show the major categories of assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 and December 31, 2011, using unadjusted quoted prices in active markets for identical assets (Level 1); significant other observable inputs (Level 2); and significant unobservable inputs (Level 3) (in millions):

Description	Level 1: Quoted Prices in Active Markets for Identical Assets	Level 2: Significant Other Observable Inputs	Level 3: Significant Unobservable Inputs	Total at December 31, 2012
Real Estate properties	$—	$—	$10,554.6	$10,554.6
Real Estate joint ventures	—	—	2,291.5	2,291.5
Limited partnerships	—	—	339.8	339.8
Marketable securities:
Real Estate Related	1,332.3	—	—	1,332.3
Government Agency Notes	—	1,379.6	—	1,379.6
United States Treasury securities	—	1,190.1	—	1,190.1

Total Investments at December 31, 2012	$1,332.3	$2,569.7	$13,185.9	$17,087.9

Mortgage loans payable	$—	$—	$(2,282.6)	$(2,282.6)

Description	Level 1: Quoted Prices in Active Markets for Identical Assets	Level 2: Significant Other Observable Inputs	Level 3: Significant Unobservable Inputs	Total at December 31, 2011
Real Estate properties	$—	$—	$9,857.6	$9,857.6
Real Estate joint ventures	—	—	1,591.4	1,591.4
Limited partnerships	—	—	307.5	307.5
Marketable securities:
Real Estate Related	927.9	—	—	927.9
Government Agency Notes	—	1,551.6	—	1,551.6
United States Treasury securities	—	1,251.2	—	1,251.2

Total Investments at December 31, 2011	$927.9	$2,802.8	$11,756.5	$15,487.2

Mortgage loans payable	$—	$—	$(2,028.2)	$(2,028.2)

The following tables show the reconciliation of the beginning and ending balances for assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the years ended December 31, 2012 and December 31, 2011 (in millions):

	Real Estate Properties	Real Estate Joint Ventures	Limited Partnerships	Total Level 3 Investments	Mortgage Loans Payable
For the year ended December 31, 2012
Beginning balance January 1, 2012	$9,857.6	$1,591.4	$307.5	$11,756.5	$(2,028.2)
Total realized and unrealized gains (losses) included in changes in net assets	544.5	281.5	38.1	864.1	(14.8)
Purchases(1)	838.3	765.2	23.4	1,626.9	(248.8)
Sales	(685.8)	—	—	(685.8)	—
Settlements(2)	—	(346.6)	(29.2)	(375.8)	9.2

Ending balance December 31, 2012	$10,554.6	$2,291.5	$339.8	$13,185.9	$(2,282.6)

	Real Estate Properties	Real Estate Joint Ventures	Limited Partnerships	Total Level 3 Investments	Mortgage Loans Payable
For the year ended December 31, 2011
Beginning balance January 1, 2011	$8,115.5	$1,358.8	$270.3	$9,744.6	$(1,860.2)
Total realized and unrealized gains (losses) included in changes in net assets	788.2	219.0	41.5	1,048.7	(0.8)
Purchases(1)	1,287.6	15.8	10.0	1,313.4	(185.0)
Sales	(335.9)	—	—	(335.9)	—
Settlements(2)	2.2	(2.2)	(14.3)	(14.3)	17.8

Ending balance December 31, 2011	$9,857.6	$1,591.4	$307.5	$11,756.5	$(2,028.2)

(1)	Includes purchases, contributions for joint ventures and limited partnerships, and capital expenditures.

(2)	Includes operating income for real estate joint ventures and limited partnerships, net of distributions and principal payments on mortgage loans payable.

The following table shows quantitative information about unobservable inputs related to the Level 3 fair value measurements as of December 31, 2012.

Type	Asset Class	Valuation Technique(s)	Unobservable Inputs	Range Weighted Average

Real Estate Properties	Office	Income Approach—Discounted Cash Flow	Discount Rate	6.5%	–	9.8%
and Real Estate Joint					7.4%
Ventures			Terminal Capitalization Rate	5.5%	–	8.5%
					6.3%
		Income Approach—Direct Capitalization	Overall Capitalization Rate	4.5%	–	8.5%
					5.7%

	Industrial	Income Approach—Discounted Cash Flow	Discount Rate	6.5%	–	9.8%
					7.7%
			Terminal Capitalization Rate	5.5%	–	8.3%
					6.5%
		Income Approach—Direct Capitalization	Overall Capitalization Rate	5.0%	–	8.0%
					5.9%

	Residential	Income Approach—Discounted Cash Flow	Discount Rate	5.8%	–	8.0%
					6.7%
			Terminal Capitalization Rate	4.3%	–	6.3%
					5.0%
		Income Approach—Direct Capitalization	Overall Capitalization Rate	3.8%	–	5.6%
					4.4%

	Retail	Income Approach—Discounted Cash Flow	Discount Rate	6.5%	–	11.3%
					7.8%
			Terminal Capitalization Rate	5.8%	–	11.0%
					6.6%
		Income Approach—Direct Capitalization	Overall Capitalization Rate	4.5%	–	10.8%
					6.0%

Mortgage Loans	Office and	Discounted Cash Flow	Loan to Value Ratio	36.0%	–	67.0%
Payable	Industrial				51.2%
			Equivalency Rate	2.5%	–	3.0%
					2.7%
		Net Present Value	Loan to Value Ratio	36.0%	–	67.0%
					51.2%
			Weighted Average Cost of Capital Risk Premiums	1.0%	–	3.2%
					1.7%

	Residential	Discounted Cash Flow	Loan to Value Ratio	37.0%	–	60.0%
					49.2%
			Equivalency Rate	2.3%	–	3.9%
					3.0%
		Net Present Value	Loan to Value Ratio	37.0%	–	60.0%
					49.2%
			Weighted Average Cost of Capital Risk Premiums	1.0%	–	2.3%
					1.5%

	Retail	Discounted Cash Flow	Loan to Value Ratio	31.0%	–	153.0%
					62.6%
			Equivalency Rate	2.6%	–	7.1%
					4.1%
		Net Present Value	Loan to Value Ratio	31.0%	–	153.0%
					62.6%
			Weighted Average Cost of Capital Risk Premiums	0.7%	–	14.2%
					4.1%

Real Estate Properties and Joint Ventures: The significant unobservable inputs used in the fair value measurement of the Account’s real estate properties and joint ventures are the selection of certain investment rates (Discount Rate, Terminal Capitalization Rate, and Overall Capitalization Rate). Significant increases (decreases) in any of those inputs in isolation would result in significantly lower (higher) fair value measurements, respectively.

Mortgage Loans Payable: The significant unobservable inputs used in the fair value measurement of the Account’s mortgage loans payable are the loan to value ratios and the selection of certain credit spreads and weighted average cost of capital risk premiums. Significant increases (decreases) in any of those inputs in isolation would result in a significantly lower (higher) fair value, respectively.

During the years ended December 31, 2012 and 2011 there were no transfers between Levels 1, 2 or 3.

The amount of total net unrealized gains (losses) included in changes in net assets attributable to the change in net unrealized gains (losses) relating to Level 3 investments and mortgage loans payable using significant unobservable inputs still held as of the reporting date is as follows (in millions):

	Real Estate Properties	Real Estate Joint Ventures	Limited Partnerships	Total Level 3 Investments	Mortgage Loans Payable
For the year ended December 31, 2012	$474.6	$444.1	$63.5	$982.2	$(14.8)

For the year ended December 31, 2011	$864.2	$360.5	$41.5	$1,266.2	$(0.8)

Investments in Joint Ventures	12 Months Ended
Dec. 31, 2012
Equity Method Investments and Joint Ventures Disclosure [Text Block]

Note 7—Investments in Joint Ventures

The Account owns interests in several real estate properties through joint ventures and receives distributions and allocations of profits and losses from the joint ventures based on the Account’s ownership interest in those investments. Several of these joint ventures have mortgage loans payable collateralized by the properties owned by the aforementioned joint ventures. At December 31, 2012, the Account held 15 investments in joint ventures with non-controlling ownership interest percentages that ranged from 33% to 85%. Certain joint ventures are subject to adjusted distribution percentages when earnings in the investment reach a pre-determined threshold. The Account’s equity in the joint ventures was $2.3 billion at December 31, 2012 and $1.6 billion at December 31, 2011, respectively. The Account’s most significant joint venture investment is the DDR joint venture which represented 2.6% of the Account’s net assets and 2.3% of the Account’s invested assets.

The Account’s proportionate share of the mortgage loans payable within the joint venture investments at fair value was $1.8 billion at December 31, 2012 and $1.6 billion at December 31, 2011. The Account’s share in the outstanding principal of the mortgage loans payable within the joint ventures was $1.8 billion at December 31, 2012 and $1.6 billion at December 31, 2011, respectively.

A condensed summary of the financial position and results of operations of the joint ventures are shown below (in millions):

	December 31, 2012	December 31, 2011
Assets
Real Estate properties, at fair value	$6,495.4	$4,844.3
Other assets	181.5	128.9

Total assets	$6,676.9	$4,973.2

Liabilities & Equity
Mortgage Notes Payable, at fair value	$2,656.0	$2,259.1
Other liabilities	82.8	83.6

Total liabilities	2,738.8	2,342.7
Equity	3,938.1	2,630.5

Total liabilities and equity	$6,676.9	$4,973.2

	Years Ended December 31,
	2012	2011	2010
Operating Revenue and Expenses
Revenues	$478.9	$457.7	$466.5
Expenses	273.5	279.4	287.6

Excess of revenues over expenses	$205.4	$178.3	$178.9

Principal payment schedule on mortgage loans payable within the joint ventures as of December 31, 2012 is as follows (in millions):

Amount
2013	$481.9
2014	10.2
2015	939.3
2016	11.4
2017	572.2
Thereafter	609.2

Total maturities	$2,624.2

Management of the Account monitors the financial position of the Account’s joint venture partners. To the extent that management of the Account determines that a joint venture partner has financial or liquidity concerns, management will evaluate all actions and remedies available to the Account under the applicable joint venture agreement to minimize any potential adverse implications to the Account.

Investments in Limited Partnerships	12 Months Ended
Dec. 31, 2012
Investments In Limited Partnerships [Text Block]

Note 8—Investments in Limited Partnerships

The Account invests in limited partnerships, limited liability companies, and private real estate equity investment trusts that own real estate properties and real estate-related securities. The Account receives distributions from these investments based on the Account’s ownership interest percentages. At December 31, 2012, the Account held interests in three limited partnerships, one limited liability company and one private real estate equity investment trust (all of which featured non-controlling ownership interests) with ownership interest percentages that ranged from 5.3% to 18.5%. Under the terms of the partnership agreements governing such investments, and based upon the expected term of each such partnership, the partnerships could engage in liquidation activities beginning in 2013 through 2017. During 2012 the Account’s investment in MONY/Transwestern Mezz RP II, LLC matured, as the remaining investment assets were paid back to the Account. The Account’s ownership interest in the remaining five investments was $339.8 million at December 31, 2012 and $307.5 million at December 31, 2011, which included the Account’s $2.8 million interest in MONY/Transwestern Mezz RP II, LLC.

Mortgage Loans Payable	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Text Block]

Note 9—Mortgage Loans Payable

At December 31, 2012, the Account had outstanding mortgage loans payable secured by the following properties (in millions):

Property	Interest Rate and Payment Frequency(3)	Principal Amounts as of December 31,		Maturity
		2012	2011
1 & 7 Westferry Circus(1)(2)(5)(10)	5.40% paid quarterly	$208.4	$203.9	February 28, 2013
Reserve at Sugarloaf(1)(5)	5.49% paid monthly	23.9	24.3	June 1, 2013
South Frisco Village	5.85% paid monthly	26.3	26.3	June 1, 2013
Fourth & Madison	6.40% paid monthly	145.0	145.0	August 21, 2013
1001 Pennsylvania Avenue	6.40% paid monthly	210.0	210.0	August 21, 2013
50 Fremont	6.40% paid monthly	135.0	135.0	August 21, 2013
Pacific Plaza(1)(5)	5.55% paid monthly	8.0	8.2	September 1, 2013
Wilshire Rodeo Plaza(5)	5.28% paid monthly	112.7	112.7	April 11, 2014
1401 H Street NW(1)(5)	5.97% paid monthly	110.8	112.3	December 7, 2014
Windsor at Lenox Park(5)	4.43% paid monthly	24.0	24.0	August 1, 2015
San Montego Apartments(5)(6)	4.47% paid monthly	21.8	21.8	August 1, 2015
Montecito Apartments(5)(6)	4.47% paid monthly	20.2	20.2	August 1, 2015
Phoenician Apartments(5)(6)	4.47% paid monthly	21.3	21.3	August 1, 2015
99 High Street	5.52% paid monthly	185.0	185.0	November 11, 2015
Lincoln Centre	5.51% paid monthly	153.0	153.0	February 1, 2016
Charleston Plaza	5.60% paid monthly	36.9	-	September 11, 2016
The Legend at Kierland(5)(7)	4.97% paid monthly	21.8	21.8	August 1, 2017
The Tradition at Kierland(5)(7)	4.97% paid monthly	25.8	25.8	August 1, 2017
Mass Court(5)	2.88% paid monthly	92.6	-	September 1, 2019
Red Canyon at Palomino Park(5)(8)	5.34% paid monthly	27.1	27.1	August 1, 2020
Green River at Palomino Park(5)(8)	5.34% paid monthly	33.2	33.2	August 1, 2020
Blue Ridge at Palomino Park(5)(8)	5.34% paid monthly	33.4	33.4	August 1, 2020
Ashford Meadows(5)	5.17% paid monthly	44.6	44.6	August 1, 2020
The Corner(5)	4.66% paid monthly	105.0	105.0	June 1, 2021
The Palatine(5)	4.25% paid monthly	80.0	80.0	January 10, 2022
The Forum at Carlsbad(5)	4.25% paid monthly	90.0	-	March 1, 2022
The Colorado(5)(9)	3.69% paid monthly	91.7	84.3	November 1, 2022
The Legacy at Westwood (5)(9)	3.69% paid monthly	46.7	40.5	November 1, 2022
Regents Court(5)(9)	3.69% paid monthly	39.6	34.5	November 1, 2022
The Caruth (5)(9)	3.69% paid monthly	45.0	40.4	November 1, 2022
Publix at Weston Commons(5)	5.08% paid monthly	35.0	35.0	January 1, 2036

Total Principal Outstanding		$2,253.8	$2,008.6
Fair Value Adjustment(4)		28.8	19.6

Total mortgage loans payable		$2,282.6	$2,028.2

(1)	The mortgage is adjusted monthly for principal payments.

(2)

The mortgage is denominated in British pounds and the principal payment had been converted to U.S. dollars using the exchange rate as of December 31, 2012. The interest rate is fixed. The cumulative foreign currency translation adjustment (since inception) was an unrealized gain of $14.5 million.

(3)	Interest rates are fixed, unless stated otherwise.

(4)

The fair value adjustment consists of the difference (positive or negative) between the principal amount of the outstanding debt and the fair value of the outstanding debt. See Note 1- Organization and Significant Accounting Policies.

(5)

These properties are each owned by separate wholly owned subsidiaries of TIAA for benefit of the Account. The assets and credit of each of these borrowings entities are not available to satisfy the debts and other obligations of the Account or any other entity or person other than such borrowing entity.

(6)	Represents mortgage loans payable on these individual properties which are held within the Houston Apartment Portfolio.

(7)	Represents mortgage loans payable on these individual properties which are held within the Kierland Apartment Portfolio.

(8)	Represents mortgage loans payable on these individual properties which are held within Palomino Park.

(9)	These mortgage loans were refinanced during the quarter ended December 31, 2012 into a 10-year loan with interest only due for the first 5 years and principal payments due thereafter.

(10)	Maturity date was extended to February 28, 2013 from the original maturity date of November 15, 2012.

Principal payment schedule on mortgage loans payable as of December 31, 2012 is due as follows (in millions):

Amount
2013	$758.8
2014	222.7
2015	273.1
2016	188.6
2017	51.8
Thereafter	758.8

Total maturities	$2,253.8

Financial Highlights	12 Months Ended
Dec. 31, 2012
Condensed Financial Information Disclosure [Text Block]

Note 10—Financial Highlights

Selected condensed financial information for an Accumulation Unit of the Account is presented below. Per Accumulation Unit data is calculated on average units outstanding.

	Years Ended December 31,
	2012	2011	2010	2009	2008
Per Accumulation Unit data:
Rental income	$16.345	$17.224	$19.516	$22.649	$18.794
Real estate property level expenses and taxes	9.059	8.640	9.987	11.193	9.190

Real estate income, net	7.286	8.584	9.529	11.456	9.604
Other income	2.178	2.143	2.214	2.778	3.808

Total income	9.464	10.727	11.743	14.234	13.412
Expense charges(1)	2.562	2.390	2.167	2.280	2.937

Investment income, net	6.902	8.337	9.576	11.954	10.475
Net realized and unrealized gain (loss) on investments and mortgage loans payable	18.013	20.144	16.143	(85.848)	(54.541)

Net increase (decrease) in Accumulation Unit Value	24.915	28.481	25.719	(73.894)	(44.066)
Accumulation Unit Value:
Beginning of period	247.654	219.173	193.454	267.348	311.414

End of period	$272.569	$247.654	$219.173	$193.454	$267.348

Total return	10.06%	12.99%	13.29%	-27.64%	-14.15%
Ratios to Average net Assets:
Expenses(1)	0.95%	0.98%	1.09%	1.01%	0.95%
Investment income, net	2.55%	3.42%	4.84%	5.29%	3.38%
Portfolio turnover rate:
Real estate properties(2)	10.22%	3.01%	1.01%	0.75%	0.64%
Marketable securities(3)	21.92%	3.43%	19.18%	0.00%	25.67%
Accumulation Units outstanding at end of period (in millions)	53.3	53.4	48.1	39.5	41.5
Net assets end of period (in millions)	$14,861.1	$13,527.2	$10,803.1	$7,879.9	$11,508.9

(1)

Expense charges per Accumulation Unit and the Ratio of Expenses to average net assets reflect the year to date Account-level expenses and exclude real estate property level expenses which are included in real estate income, net. If the real estate property level expenses were included, the expense charge per Accumulation Unit for the year ended December 31, 2012 would be $11.621 ($11.026, $12.154, $13.473 and $12.127 for the years ended December 31, 2011, 2010, 2009 and 2008, respectively), and the Ratio of Expenses to average net assets for the year ended December 31, 2012 would be 4.29% (4.52%, 6.14%, 5.96% and 3.91% for the years ended December 31, 2011, 2010, 2009 and 2008, respectively).

(2)

Real estate investment portfolio turnover rate is calculated by dividing the lesser of purchases or sales of real estate property investments (including contributions to, or return of capital distributions received from, existing joint venture and limited partnership investments) by the average value of the portfolio of real estate investments held during the period.

(3)

Marketable securities portfolio turnover rate is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period.

Accumulation Units	12 Months Ended
Dec. 31, 2012
Accumulated Units Disclosure [Text Block]

Note 11—Accumulation Units

Changes in the number of Accumulation Units outstanding were as follows (in millions):

	For The Years Ended
	2012	2011	2010
Outstanding:
Beginning of period	53.4	48.1	39.5
Credited for premiums	7.4	10.0	12.9
Liquidity units redeemed (See Note 3)	(3.6)	-	-
Annuity, other periodic payments, withdrawals and death benefits	(3.9)	(4.7)	(4.3)

End of period	53.3	53.4	48.1

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Text Block]

Note 12—Commitments and Contingencies

Commitments—The Account had $6.8 million and $26.1 million of outstanding immediately callable commitments to purchase additional interests in three of its limited partnership investments as of December 31, 2012 and 2011, respectively.

The Account has committed a total of $90.2 million and $103.5 million as of December 31, 2012 and 2011, respectively, to various tenants for tenant improvements and leasing inducements.

Contingencies—The Account is party to various claims and routine litigation arising in the ordinary course of business. Management of the Account does not believe the results of any such claims or litigation, individually, or in the aggregate, will have a material effect on the Account’s business, financial position, or results of operations.

New Accounting Pronouncements	12 Months Ended
Dec. 31, 2012
Accounting Changes and Error Corrections [Text Block]

Note 13—New Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs”, with the intention to converge fair value standards between U.S. GAAP and International Financial Reporting Standards. This ASU is largely consistent with existing fair value measurement principles in U.S. GAAP, expands ASC 820’s existing disclosure requirements for fair value measurements and makes other amendments. The Account adopted ASU 2011-04 January 1, 2012. The adoption of this standard did not have an impact on the Account’s consolidated financial statements. See Note 6—Assets and Liabilities Measured at Fair Value on a Recurring Basis for additional disclosures as a result of the adoption of this standard.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Text Block]

Note 14—Subsequent Events

Palm Lakes Plaza—Margate, FL

On January 30, 2013, a retail property located in Margate, Florida was sold by the Account’s Florida Retail Portfolio joint venture investment, in which the Account holds an 80% ownership interest. The Account’s portion of the net sales price was $11.8 million.

1 & 7 Westferry Circus—London, England

On February 28, 2013 the Account sold an office property located in London, England for a net sales price of $193.1 million at which time the Account settled its outstanding obligations for the investment in the amount of $193.1 million.

Phoenix Apartment Portfolio—Chandler, AZ

On February 28, 2013 the Account sold a multi-family property investment located in Chandler, Arizona for a net sales price of $33.3 million.

Marketable Securities

During March 2013, the Account purchased $150.5 million of real estate-related securities.

Development

In January 2013, the Account executed a lease with the American subsidiary of a major global energy company for a new build-to-suit office building in Houston that is expected to be completed in 2015. The Account is currently estimating the approximate cost to develop the new office building to be $196.4 million.

Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2012
Basis Of Presentation Policy [Policy Text Block]

Basis of Presentation: The accompanying consolidated financial statements include the Account and those subsidiaries wholly owned by TIAA for the benefit of the Account. All significant intercompany accounts and transactions between the Account and such subsidiaries have been eliminated.

The Accumulation Unit Value (“AUV”) used for financial reporting purposes may differ from the AUV used for processing transactions. The AUV used for financial reporting purposes includes security and participant transactions effective through the date of the report.

Determination Of Investments At Fair Value Policy [Policy Text Block]

Determination of Investments at Fair Value: The Account reports all investments at fair value in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services—Investment Companies. Further in accordance with the adoption of the fair value option allowed under ASC 825, Financial Instruments, and at the election of Account management, mortgage loans payable are reported at fair value. The FASB has defined fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants.

The following is a description of the valuation methodologies used to determine the fair value of the Account’s investments and investment related mortgage loans payable.

Valuation of Real Estate Properties—Investments in real estate properties are stated at fair value, as determined in accordance with policies and procedures reviewed by the Investment Committee of the Board and in accordance with the responsibilities of the Board as a whole. Accordingly, the Account does not record depreciation. Determination of fair value involves significant levels of judgment because the actual fair value of real estate can be determined only by negotiation between the parties in a sales transaction. The Account’s primary objective when valuing its real estate investments will be to produce a valuation that represents a reasonable estimate of the fair value of its investments. Implicit in the Account’s definition of fair value are the consummation of a sale as of a specified date and the passing of title from seller to buyer under conditions whereby:

•	Buyer and seller are typically motivated;

•	Both parties are well informed or well advised, and acting in what they consider their best interests;

•	A reasonable time is allowed for exposure in the open market;

•	Payment is made in terms of cash or in terms of financial arrangements comparable thereto; and

•	The price represents the normal consideration for the property sold unaffected by special or creative financing or sales concessions granted by anyone associated with the sale.

Property and investment values are affected by, among other things, the availability of capital, occupancy rates, rental rates, and interest and inflation rates. As a result, determining real estate and investment values involves many assumptions. Key inputs and assumptions include rental income and expense amounts, related rental income and expense growth rates, discount rates and capitalization rates. Valuation techniques include discounted cash flow analysis, prevailing market capitalization rates or multiples applied to earnings from the property, analysis of recent comparable sales transactions, actual sale negotiations and bona fide purchase offers received from third parties. Amounts ultimately realized from each investment may vary significantly from the fair value presented.

Real estate properties owned by the Account are initially valued based on an independent third party appraisal, as reviewed by TIAA’s internal appraisal staff and as applicable the Account’s independent fiduciary at the time of the closing of the purchase, which may result in a potential unrealized gain or loss reflecting the difference between an investment’s fair value (i.e., exit price) and its cost basis (which is inclusive of transaction costs).

Subsequently, each property is appraised each quarter by an independent third party appraiser, reviewed by TIAA’s internal appraisal staff and as applicable the Account’s independent fiduciary. In general, the Account obtains appraisals of its real estate properties spread out throughout the quarter, which is intended to result in appraisal adjustments, and thus, adjustments to the valuations of its holdings (to the extent such adjustments are made) that happen regularly throughout each quarter and not on one specific day or month in each period.

Further, management reserves the right to order an appraisal and/or conduct another valuation outside of the normal quarterly process when facts or circumstances at a specific property change. For example, under certain circumstances a valuation adjustment could be made when the account receives a bona fide bid for the sale of a property held within the Account or one of the Account’s joint ventures. In addition, adjustments may be made for events or circumstances indicating an impairment of a tenant’s ability to pay amounts due to the Account under a lease (including due to a bankruptcy filing of that tenant). Alternatively, adjustments may be made to reflect the execution or renewal of a significant lease. Also, adjustments may be made to reflect factors (such as sales values for comparable properties or local employment rate) bearing uniquely on a particular region in which the Account holds properties. TIAA’s internal appraisal staff oversees the entire appraisal process, in conjunction with the Account’s independent fiduciary (the independent fiduciary is more fully described in the paragraph below). Any differences in the conclusions of TIAA’s internal appraisal staff and the independent appraiser will be reviewed by the independent fiduciary, which will make a final determination on the matter (which may include ordering a subsequent independent appraisal).

The independent fiduciary, Real Estate Research Corporation, has been appointed by a special subcommittee of the Investment Committee of the Board to, among other things, oversee the appraisal process. The independent fiduciary must approve all independent appraisers used by the Account. All appraisals are performed in accordance with Uniform Standards of Professional Appraisal Practices, the real estate appraisal industry standards created by The Appraisal Foundation. Real estate appraisals are estimates of property values based on a professional’s opinion. Appraisals of properties held outside of the U.S. are performed in accordance with industry standards commonly applied in the applicable jurisdiction. These independent appraisers are always expected to be MAI-designated members of the Appraisal Institute (or its European equivalent, Royal Institute of Chartered Surveyors) and state certified appraisers from national or regional firms with relevant property type experience and market knowledge. Under the Account’s current procedures, each independent appraisal firm will be rotated off of a particular property at least every three years, although such appraisal firm may perform appraisals of other Account properties subsequent to such rotation.

Also, the independent fiduciary can require additional appraisals if factors or events have occurred that could materially change a property’s value (including those identified above) and such change is not reflected in the quarterly valuation review, or otherwise to ensure that the Account is valued appropriately. The independent fiduciary must also approve any valuation change of real estate-related assets where a property’s value changed by more than 6% from the most recent independent annual appraisal, or if the value of the Account would change by more than 4% within any calendar quarter or more than 2% since the prior calendar month. When a real estate property is subject to a mortgage, the property is valued independently of the mortgage and the property and mortgage fair values are reported separately (see Valuation of Mortgage Loans Payable below). The independent fiduciary reviews and approves all mortgage valuation adjustments before such adjustments are recorded by the Account. The Account continues to use the revised value for each real estate property and mortgage loan payable to calculate the Account’s daily net asset value until the next valuation review or appraisal.

Valuation of Real Estate Joint Ventures—Real estate joint ventures are stated at the fair value of the Account’s ownership interests of the underlying entities. The Account’s ownership interests are valued based on the fair value of the underlying real estate, any related mortgage loans payable, and other factors, such as ownership percentage, ownership rights, buy/sell agreements, distribution provisions and capital call obligations. Upon the disposition of all real estate investments by an investee entity, the Account will continue to state its equity in the remaining net assets of the investee entity during the wind down period, if any, which occurs prior to the dissolution of the investee entity.

Valuation of Real Estate Limited Partnerships—Limited partnership interests are stated at the fair value of the Account’s ownership in the partnership which are recorded based upon the changes in the net asset values of the limited partnerships as determined from the financial statements of the limited partnerships when received by the Account. Prior to the receipt of the financial statements from the limited partnerships, the Account estimates the value of its interest in good faith and will from time to time seek input from the issuer or the sponsor of the investments. Since market quotations are not readily available, the limited partnership interests are valued at fair value as determined in good faith by management under the direction of the Investment Committee of the Board and in accordance with the responsibilities of the Board as a whole.

Valuation of Marketable Securities—Equity securities listed or traded on any national market or exchange are valued at the last sale price as of the close of the principal securities market or exchange on which such securities are traded or, if there is no sale, at the mean of the last bid and asked prices on such market or exchange, exclusive of transaction costs.

Debt securities, other than money market instruments, are generally valued at the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Money market instruments, with maturities of one year or less, are valued in the same manner as debt securities or derived from a pricing matrix.

Equity and fixed income securities traded on a foreign exchange or in foreign markets are valued using their closing values under the valuation methods generally accepted in the country where traded, as of the valuation date. This value is converted to U.S. dollars at the exchange rate in effect on the valuation day. Under certain circumstances (for example, if there are significant movements in the United States markets and there is an expectation the securities traded on foreign markets will adjust based on such movements when the foreign markets open the next day), the Account may adjust the value of equity or fixed income securities that trade on a foreign exchange or market after the foreign exchange or market has closed.

Valuation of Mortgage Loans Payable—Mortgage loans payable are stated at fair value. The estimated fair values of mortgage loans payable are based on the amount at which the liability could be transferred to a third party exclusive of transaction costs. Mortgage loans payable are valued internally by TIAA’s internal valuation department, as reviewed by the Account’s independent fiduciary, at least quarterly based on market factors, such as market interest rates and spreads for comparable loans, the performance of the underlying collateral (such as the loan-to-value ratio and the cash flow of the underlying collateral), the liquidity for mortgage loans of similar characteristics, the maturity date of the loan, the return demands of the market.

See Note 6—Assets and Liabilities Measured at Fair Value on a Recurring Basis for further discussion and disclosure regarding the determination of the fair value of the Account’s investments.

Foreign Currency Transactions and Translations Policy [Policy Text Block]

Foreign Currency Transactions and Translation: Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of securities, income receipts and expense payments made in foreign currencies are translated into U.S. dollars at the exchange rates prevailing on the respective dates of the transactions. The effect of any changes in foreign currency exchange rates on portfolio investments and mortgage loans payable are included in net realized and unrealized gains and losses on real estate properties and mortgage loans payable. Net realized gains and losses on foreign currency transactions include disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Accumulation And Annuity Funds Policy [Policy Text Block]

Accumulation and Annuity Funds: The accumulation fund represents the net assets attributable to participants in the accumulation phase of their investment (“Accumulation Fund”). The annuity fund represents the net assets attributable to the participants currently receiving annuity payments (“Annuity Fund”). The net increase or decrease in net assets from investment operations is apportioned between the accounts based upon their relative daily net asset values. Once an Account participant begins receiving lifetime annuity income benefits, payment levels cannot be reduced as a result of the Account’s actual mortality experience. In addition, the contracts pursuant to which the Account is offered are required to stipulate the maximum expense charge for all Account level expenses that can be assessed, which is not to exceed 2.5% of average net assets per year. The Account pays a fee to TIAA to assume mortality and expense risks.

Investment, Policy [Policy Text Block]

Accounting for Investments: The investments held by the Account are accounted for as follows:

Real Estate Properties—Rent from real estate properties consists of all amounts earned under tenant operating leases, including base rent, recoveries of real estate taxes and other expenses and charges for miscellaneous services provided to tenants. Rental income is recognized in accordance with the billing terms of the lease agreements. The Account bears the direct expenses of the real estate properties owned. These expenses include, but are not limited to, fees to local property management companies, property taxes, utilities, maintenance, repairs, insurance, and other operating and administrative costs. An estimate of the net operating income earned from each real estate property is accrued by the Account on a daily basis and such estimates are adjusted when actual operating results are determined.

Real Estate Joint Ventures—The Account has limited ownership interests in various real estate joint ventures (collectively, the “joint ventures”). The Account records its contributions as increases to its investments in the joint ventures, and distributions from the joint ventures are treated as income within income from real estate joint ventures and limited partnerships in the Account’s consolidated statements of operations. Distributions that are identified as returns of capital are recorded as a reduction to the cost basis of the investment, whereas distributions identified as capital gains or losses are recorded as realized gains or losses. Income from the joint ventures is recorded based on the Account’s proportional interest of the income distributed by the joint ventures. Income earned but not yet distributed to the Account by the joint ventures is recorded as unrealized gains and losses.

Limited Partnerships—The Account has limited ownership interests in various private real estate funds (primarily limited partnerships) and a private real estate investment trust (collectively, the “limited partnerships”). The Account records its contributions as increases to the investments, and distributions from the investments are treated as income within income from real estate joint ventures and limited partnerships in the Account’s consolidated statements of operations. Distributions that are identified as returns of capital are recorded as a reduction to the cost basis of the investment, whereas distributions identified as capital gains or losses are recorded as realized gains or losses. Unrealized gains and losses are recorded based upon the changes in the net asset values of the limited partnerships as determined from the financial statements of the limited partnerships when received by the Account. Prior to the receipt of the financial statements from the limited partnerships, the Account estimates the value of its interest in good faith and will from time to time seek input from the issuer or the sponsor of the investments. Changes in value based on such estimates are recorded by the Account as unrealized gains and losses.

Marketable Securities—Transactions in marketable securities are accounted for as of the date the securities are purchased or sold (trade date). Interest income is recorded as earned. Dividend income is recorded on the ex-dividend date within dividend income. Dividends that are identified as returns of capital are recorded as a reduction to the cost basis of the investment, whereas dividends identified as capital gains or losses are recorded as realized gains or losses. Realized gains and losses on securities transactions are accounted for on the specific identification method.

Realized and Unrealized Gains and Losses—Realized gains and losses are recorded at the time an investment is sold or a distribution is received in relation to an investment sale from a joint venture or limited partnership. Real estate transactions are accounted for as of the date on which the purchase or sale transactions for the real estate properties close (settlement date). The Account recognizes a realized gain on the sale of a real estate property to the extent that the contract sales price exceeds the cost-to-date of the property being sold. A realized loss occurs when the cost-to-date exceeds the sales price.

Unrealized gains and losses are recorded as the fair values of the Account’s investments are adjusted, and as discussed within the Real Estate Joint Ventures and Limited Partnerships sections above.

Net Assets—The Account’s net assets as of the close of each valuation day are valued by taking the sum of:

•	the value of the Account’s cash; cash equivalents, and short-term and other debt instruments;

•	the value of the Account’s other securities and other non-real estate assets;

•	the value of the individual real properties (based on the most recent valuation of that property) and other real estate-related investments owned by the Account;

•

an estimate of the net operating income accrued by the Account from its properties, other real estate-related investments and non-real estate-related investments (including short-term marketable securities) since the end of the prior valuation day; and

•

actual net operating income earned from the Account’s properties, other real estate-related investments and non-real estate-related investments (but only to the extent any such item of income differs from the estimated income accrued for on such investments), and then reducing the sum by liabilities held within the Account, including the daily investment management fee, administration and distribution fees, mortality and expense fee, and liquidity guarantee fee, and certain other expenses attributable to operating the Account. Daily estimates of net operating income are adjusted to reflect actual net operating income on a monthly basis, at which time such adjustments (if any) are reflected in the Account’s unit value.

After the end of every quarter, the Account reconciles the amount of expenses deducted from the Account (which is established in order to approximate the costs that the Account will incur) with the expenses the Account actually incurred. If there is a difference, the Account adds it to or deducts it from the Account in equal daily installments over the remaining days of the following quarter. Material differences may be repaid in the current calendar quarter. The Account’s at-cost deductions are based on projections of Account assets and overall expenses, and the size of any adjusting payments will be directly affected by the difference between management’s projections and the Account’s actual assets or expenses.

Cash and Cash Equivalents, Policy [Policy Text Block]

Cash and Cash Equivalents: Cash and cash equivalents are balances held by the Account in bank deposit accounts which, at times, exceed federally insured limits. The Account’s management monitors these balances to mitigate the exposure of risk due to concentration and has not experienced any losses from such concentration.

Other Assets and Other Liabilities, Policy [Policy Text Block]

Other Assets and Other Liabilities: Other assets and other liabilities are comprised of operating assets and liabilities utilized and held at each individual real estate property investment. Other assets consist of, amongst other items, tenant receivables and prepaid expenses; whereas other liabilities primarily consist of security deposits.

Income Tax, Policy [Policy Text Block]

Federal Income Taxes: Based on provisions of the Internal Revenue Code, Section 817, the Account is taxed as a segregated asset account of TIAA and as such, the Account incurs no material federal income tax attributable to the net investment activity of the Account. Management has analyzed the Account’s tax positions taken for all open federal income tax years (2007-2012) and has concluded no provisions for federal income tax are required as of December 31, 2012.

Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]

Restricted Cash: The Account held $61.4 million and $44.0 million as of December 31, 2012 and December 31, 2011, respectively, in escrow accounts for property taxes, insurance, and various other property related matters as required by certain creditors related to the Account’s outstanding mortgage loans payable. These amounts are recorded within other assets on the consolidated statements of assets and liabilities. See Note 9—Mortgage Loans Payable for additional information regarding the Account’s outstanding mortgage loans payable.

Changes In Net Assets Policy [Policy Text Block]

Changes in Net Assets: Premiums include premiums paid by existing accumulation unit holders in the Account and transfers into the Account. Withdrawals and death benefits include withdrawals out of the Account which include transfers out of the Account and required minimum distributions.

Due To Form Investment Advisor Policy [Policy Text Block]

Due to/from Investment Manager: Due to/from investment manager represents amounts that are to be paid or received by TIAA on behalf of the Account. Amounts generally are paid or received by the Account within one or two business days and no interest is contractually charged on these amounts.

Credit Risk Concentrations (Tables)	12 Months Ended
Dec. 31, 2012
Schedules of Concentration of Risk, by Risk Factor [Table Text Block]	The following table represents the diversification of the Account’s portfolio by region and property type:

	East	West	South	Midwest	Foreign(2)	Total
Office	20.4%	15.3%	6.7%	0.3%	1.6%	44.3%
Apartment	9.7%	6.6%	5.4%	—	—	21.7%
Industrial	0.7%	7.7%	3.8%	1.0%	—	13.2%
Retail	3.4%	4.0%	8.3%	0.2%	1.6%	17.5%
Other(3)	2.8%	0.2%	0.3%	—	—	3.3%

Total	37.0%	33.8%	24.5%	1.5%	3.2%	100.0%

(1)	Wholly-owned properties are represented at fair value and gross of any debt, while joint venture properties are represented at the net equity value.

(2)	Represents real estate investments in the United Kingdom and France.

(3)	Represents interest in Storage Portfolio investment, a fee interest encumbered by a ground lease real estate investment and undeveloped land.

Properties in the “East” region are located in: CT, DC, DE, KY, MA, MD, ME, NC, NH, NJ, NY, PA, RI, SC, VA, VT, WV

Properties in the “West” region are located in: AK, AZ, CA, CO, HI, ID, MT, NM, NV, OR, UT, WA, WY

Properties in the “South” region are located in: AL, AR, FL, GA, LA, MS, OK, TN, TX

Properties in the “Midwest” region are located in: IA, IL, IN, KS, MI, MN, MO, ND, NE, OH, SD, WI

Leases (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	Aggregate minimum annual rentals for wholly owned real estate investments owned by the Account, excluding short-term residential leases, are as follows (in millions):

Years Ending December 31,
2013	$499.3
2014	468.7
2015	402.8
2016	357.4
2017	314.1
Thereafter	3,146.9

Total	$5,189.2

Assets and Liabilities Measured at Fair Value on a Recurring Basis (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]	The following tables show the major categories of assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 and December 31, 2011, using unadjusted quoted prices in active markets for identical assets (Level 1); significant other observable inputs (Level 2); and significant unobservable inputs (Level 3) (in millions):

Description	Level 1: Quoted Prices in Active Markets for Identical Assets	Level 2: Significant Other Observable Inputs	Level 3: Significant Unobservable Inputs	Total at December 31, 2012
Real Estate properties	$—	$—	$10,554.6	$10,554.6
Real Estate joint ventures	—	—	2,291.5	2,291.5
Limited partnerships	—	—	339.8	339.8
Marketable securities:
Real Estate Related	1,332.3	—	—	1,332.3
Government Agency Notes	—	1,379.6	—	1,379.6
United States Treasury securities	—	1,190.1	—	1,190.1

Total Investments at December 31, 2012	$1,332.3	$2,569.7	$13,185.9	$17,087.9

Mortgage loans payable	$—	$—	$(2,282.6)	$(2,282.6)

Description	Level 1: Quoted Prices in Active Markets for Identical Assets	Level 2: Significant Other Observable Inputs	Level 3: Significant Unobservable Inputs	Total at December 31, 2011
Real Estate properties	$—	$—	$9,857.6	$9,857.6
Real Estate joint ventures	—	—	1,591.4	1,591.4
Limited partnerships	—	—	307.5	307.5
Marketable securities:
Real Estate Related	927.9	—	—	927.9
Government Agency Notes	—	1,551.6	—	1,551.6
United States Treasury securities	—	1,251.2	—	1,251.2

Total Investments at December 31, 2011	$927.9	$2,802.8	$11,756.5	$15,487.2

Mortgage loans payable	$—	$—	$(2,028.2)	$(2,028.2)

Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Text Block]	The following tables show the reconciliation of the beginning and ending balances for assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the years ended December 31, 2012 and December 31, 2011 (in millions):

	Real Estate Properties	Real Estate Joint Ventures	Limited Partnerships	Total Level 3 Investments	Mortgage Loans Payable
For the year ended December 31, 2012
Beginning balance January 1, 2012	$9,857.6	$1,591.4	$307.5	$11,756.5	$(2,028.2)
Total realized and unrealized gains (losses) included in changes in net assets	544.5	281.5	38.1	864.1	(14.8)
Purchases(1)	838.3	765.2	23.4	1,626.9	(248.8)
Sales	(685.8)	—	—	(685.8)	—
Settlements(2)	—	(346.6)	(29.2)	(375.8)	9.2

Ending balance December 31, 2012	$10,554.6	$2,291.5	$339.8	$13,185.9	$(2,282.6)

	Real Estate Properties	Real Estate Joint Ventures	Limited Partnerships	Total Level 3 Investments	Mortgage Loans Payable
For the year ended December 31, 2011
Beginning balance January 1, 2011	$8,115.5	$1,358.8	$270.3	$9,744.6	$(1,860.2)
Total realized and unrealized gains (losses) included in changes in net assets	788.2	219.0	41.5	1,048.7	(0.8)
Purchases(1)	1,287.6	15.8	10.0	1,313.4	(185.0)
Sales	(335.9)	—	—	(335.9)	—
Settlements(2)	2.2	(2.2)	(14.3)	(14.3)	17.8

Ending balance December 31, 2011	$9,857.6	$1,591.4	$307.5	$11,756.5	$(2,028.2)

(1)	Includes purchases, contributions for joint ventures and limited partnerships, and capital expenditures.

(2)	Includes operating income for real estate joint ventures and limited partnerships, net of distributions and principal payments on mortgage loans payable.

Schedule of Unobservable Inputs Related to Level 3 Fair Value Measurements [Table Text Block]	The following table shows quantitative information about unobservable inputs related to the Level 3 fair value measurements as of December 31, 2012.

Type	Asset Class	Valuation Technique(s)	Unobservable Inputs	Range Weighted Average

Real Estate Properties	Office	Income Approach—Discounted Cash Flow	Discount Rate	6.5%	–	9.8%
and Real Estate Joint					7.4%
Ventures			Terminal Capitalization Rate	5.5%	–	8.5%
					6.3%
		Income Approach—Direct Capitalization	Overall Capitalization Rate	4.5%	–	8.5%
					5.7%

	Industrial	Income Approach—Discounted Cash Flow	Discount Rate	6.5%	–	9.8%
					7.7%
			Terminal Capitalization Rate	5.5%	–	8.3%
					6.5%
		Income Approach—Direct Capitalization	Overall Capitalization Rate	5.0%	–	8.0%
					5.9%

	Residential	Income Approach—Discounted Cash Flow	Discount Rate	5.8%	–	8.0%
					6.7%
			Terminal Capitalization Rate	4.3%	–	6.3%
					5.0%
		Income Approach—Direct Capitalization	Overall Capitalization Rate	3.8%	–	5.6%
					4.4%

	Retail	Income Approach—Discounted Cash Flow	Discount Rate	6.5%	–	11.3%
					7.8%
			Terminal Capitalization Rate	5.8%	–	11.0%
					6.6%
		Income Approach—Direct Capitalization	Overall Capitalization Rate	4.5%	–	10.8%
					6.0%

Mortgage Loans	Office and	Discounted Cash Flow	Loan to Value Ratio	36.0%	–	67.0%
Payable	Industrial				51.2%
			Equivalency Rate	2.5%	–	3.0%
					2.7%
		Net Present Value	Loan to Value Ratio	36.0%	–	67.0%
					51.2%
			Weighted Average Cost of Capital Risk Premiums	1.0%	–	3.2%
					1.7%

	Residential	Discounted Cash Flow	Loan to Value Ratio	37.0%	–	60.0%
					49.2%
			Equivalency Rate	2.3%	–	3.9%
					3.0%
		Net Present Value	Loan to Value Ratio	37.0%	–	60.0%
					49.2%
			Weighted Average Cost of Capital Risk Premiums	1.0%	–	2.3%
					1.5%

	Retail	Discounted Cash Flow	Loan to Value Ratio	31.0%	–	153.0%
					62.6%
			Equivalency Rate	2.6%	–	7.1%
					4.1%
		Net Present Value	Loan to Value Ratio	31.0%	–	153.0%
					62.6%
			Weighted Average Cost of Capital Risk Premiums	0.7%	–	14.2%
					4.1%

Fair Value Of Net Unrealized Gains Included In Changes In Net Assets Attributable To Investments And Mortgage Loans Payable Using Significant Unobservable Inputs [Table Text Block]	The amount of total net unrealized gains (losses) included in changes in net assets attributable to the change in net unrealized gains (losses) relating to Level 3 investments and mortgage loans payable using significant unobservable inputs still held as of the reporting date is as follows (in millions):

	Real Estate Properties	Real Estate Joint Ventures	Limited Partnerships	Total Level 3 Investments	Mortgage Loans Payable
For the year ended December 31, 2012	$474.6	$444.1	$63.5	$982.2	$(14.8)

For the year ended December 31, 2011	$864.2	$360.5	$41.5	$1,266.2	$(0.8)

Investments in Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Financial Position Of The Joint Ventures [Table Text Block]	A condensed summary of the financial position and results of operations of the joint ventures are shown below (in millions):

	December 31, 2012	December 31, 2011
Assets
Real Estate properties, at fair value	$6,495.4	$4,844.3
Other assets	181.5	128.9

Total assets	$6,676.9	$4,973.2

Liabilities & Equity
Mortgage Notes Payable, at fair value	$2,656.0	$2,259.1
Other liabilities	82.8	83.6

Total liabilities	2,738.8	2,342.7
Equity	3,938.1	2,630.5

Total liabilities and equity	$6,676.9	$4,973.2

Schedule Of Results Of Operations Of The Joint Ventures [Table Text Block]	A condensed summary of the financial position and results of operations of the joint ventures are shown below (in millions):

	Years Ended December 31,
	2012	2011	2010
Operating Revenue and Expenses
Revenues	$478.9	$457.7	$466.5
Expenses	273.5	279.4	287.6

Excess of revenues over expenses	$205.4	$178.3	$178.9

Schedule Of Principal Payment On Mortgage Loans Payable Within Joint Ventures [Table Text Block]	Principal payment schedule on mortgage loans payable within the joint ventures as of December 31, 2012 is as follows (in millions):

Amount
2013	$481.9
2014	10.2
2015	939.3
2016	11.4
2017	572.2
Thereafter	609.2

Total maturities	$2,624.2

Mortgage Loans Payable (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Outstanding Mortgage Loans Payable Secured By Properties [Table Text Block]	At December 31, 2012, the Account had outstanding mortgage loans payable secured by the following properties (in millions):

Property	Interest Rate and Payment Frequency(3)	Principal Amounts as of December 31,		Maturity
		2012	2011
1 & 7 Westferry Circus(1)(2)(5)(10)	5.40% paid quarterly	$208.4	$203.9	February 28, 2013
Reserve at Sugarloaf(1)(5)	5.49% paid monthly	23.9	24.3	June 1, 2013
South Frisco Village	5.85% paid monthly	26.3	26.3	June 1, 2013
Fourth & Madison	6.40% paid monthly	145.0	145.0	August 21, 2013
1001 Pennsylvania Avenue	6.40% paid monthly	210.0	210.0	August 21, 2013
50 Fremont	6.40% paid monthly	135.0	135.0	August 21, 2013
Pacific Plaza(1)(5)	5.55% paid monthly	8.0	8.2	September 1, 2013
Wilshire Rodeo Plaza(5)	5.28% paid monthly	112.7	112.7	April 11, 2014
1401 H Street NW(1)(5)	5.97% paid monthly	110.8	112.3	December 7, 2014
Windsor at Lenox Park(5)	4.43% paid monthly	24.0	24.0	August 1, 2015
San Montego Apartments(5)(6)	4.47% paid monthly	21.8	21.8	August 1, 2015
Montecito Apartments(5)(6)	4.47% paid monthly	20.2	20.2	August 1, 2015
Phoenician Apartments(5)(6)	4.47% paid monthly	21.3	21.3	August 1, 2015
99 High Street	5.52% paid monthly	185.0	185.0	November 11, 2015
Lincoln Centre	5.51% paid monthly	153.0	153.0	February 1, 2016
Charleston Plaza	5.60% paid monthly	36.9	-	September 11, 2016
The Legend at Kierland(5)(7)	4.97% paid monthly	21.8	21.8	August 1, 2017
The Tradition at Kierland(5)(7)	4.97% paid monthly	25.8	25.8	August 1, 2017
Mass Court(5)	2.88% paid monthly	92.6	-	September 1, 2019
Red Canyon at Palomino Park(5)(8)	5.34% paid monthly	27.1	27.1	August 1, 2020
Green River at Palomino Park(5)(8)	5.34% paid monthly	33.2	33.2	August 1, 2020
Blue Ridge at Palomino Park(5)(8)	5.34% paid monthly	33.4	33.4	August 1, 2020
Ashford Meadows(5)	5.17% paid monthly	44.6	44.6	August 1, 2020
The Corner(5)	4.66% paid monthly	105.0	105.0	June 1, 2021
The Palatine(5)	4.25% paid monthly	80.0	80.0	January 10, 2022
The Forum at Carlsbad(5)	4.25% paid monthly	90.0	-	March 1, 2022
The Colorado(5)(9)	3.69% paid monthly	91.7	84.3	November 1, 2022
The Legacy at Westwood (5)(9)	3.69% paid monthly	46.7	40.5	November 1, 2022
Regents Court(5)(9)	3.69% paid monthly	39.6	34.5	November 1, 2022
The Caruth (5)(9)	3.69% paid monthly	45.0	40.4	November 1, 2022
Publix at Weston Commons(5)	5.08% paid monthly	35.0	35.0	January 1, 2036

Total Principal Outstanding		$2,253.8	$2,008.6
Fair Value Adjustment(4)		28.8	19.6

Total mortgage loans payable		$2,282.6	$2,028.2

(1)	The mortgage is adjusted monthly for principal payments.

(2)

The mortgage is denominated in British pounds and the principal payment had been converted to U.S. dollars using the exchange rate as of December 31, 2012. The interest rate is fixed. The cumulative foreign currency translation adjustment (since inception) was an unrealized gain of $14.5 million.

(3)	Interest rates are fixed, unless stated otherwise.

(4)

The fair value adjustment consists of the difference (positive or negative) between the principal amount of the outstanding debt and the fair value of the outstanding debt. See Note 1- Organization and Significant Accounting Policies.

(5)

These properties are each owned by separate wholly owned subsidiaries of TIAA for benefit of the Account. The assets and credit of each of these borrowings entities are not available to satisfy the debts and other obligations of the Account or any other entity or person other than such borrowing entity.

(6)	Represents mortgage loans payable on these individual properties which are held within the Houston Apartment Portfolio.

(7)	Represents mortgage loans payable on these individual properties which are held within the Kierland Apartment Portfolio.

(8)	Represents mortgage loans payable on these individual properties which are held within Palomino Park.

(9)	These mortgage loans were refinanced during the quarter ended December 31, 2012 into a 10-year loan with interest only due for the first 5 years and principal payments due thereafter.

(10)	Maturity date was extended to February 28, 2013 from the original maturity date of November 15, 2012.

Schedule of Maturities of Long-term Debt [Table Text Block]	Principal payment schedule on mortgage loans payable as of December 31, 2012 is due as follows (in millions):

Amount
2013	$758.8
2014	222.7
2015	273.1
2016	188.6
2017	51.8
Thereafter	758.8

Total maturities	$2,253.8

Financial Highlights (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Condensed Financial Information For An Accumulation Unit Of The Account [Table Text Block]	Selected condensed financial information for an Accumulation Unit of the Account is presented below. Per Accumulation Unit data is calculated on average units outstanding.

	Years Ended December 31,
	2012	2011	2010	2009	2008
Per Accumulation Unit data:
Rental income	$16.345	$17.224	$19.516	$22.649	$18.794
Real estate property level expenses and taxes	9.059	8.640	9.987	11.193	9.190

Real estate income, net	7.286	8.584	9.529	11.456	9.604
Other income	2.178	2.143	2.214	2.778	3.808

Total income	9.464	10.727	11.743	14.234	13.412
Expense charges(1)	2.562	2.390	2.167	2.280	2.937

Investment income, net	6.902	8.337	9.576	11.954	10.475
Net realized and unrealized gain (loss) on investments and mortgage loans payable	18.013	20.144	16.143	(85.848)	(54.541)

Net increase (decrease) in Accumulation Unit Value	24.915	28.481	25.719	(73.894)	(44.066)
Accumulation Unit Value:
Beginning of period	247.654	219.173	193.454	267.348	311.414

End of period	$272.569	$247.654	$219.173	$193.454	$267.348

Total return	10.06%	12.99%	13.29%	-27.64%	-14.15%
Ratios to Average net Assets:
Expenses(1)	0.95%	0.98%	1.09%	1.01%	0.95%
Investment income, net	2.55%	3.42%	4.84%	5.29%	3.38%
Portfolio turnover rate:
Real estate properties(2)	10.22%	3.01%	1.01%	0.75%	0.64%
Marketable securities(3)	21.92%	3.43%	19.18%	0.00%	25.67%
Accumulation Units outstanding at end of period (in millions)	53.3	53.4	48.1	39.5	41.5
Net assets end of period (in millions)	$14,861.1	$13,527.2	$10,803.1	$7,879.9	$11,508.9

(1)

Expense charges per Accumulation Unit and the Ratio of Expenses to average net assets reflect the year to date Account-level expenses and exclude real estate property level expenses which are included in real estate income, net. If the real estate property level expenses were included, the expense charge per Accumulation Unit for the year ended December 31, 2012 would be $11.621 ($11.026, $12.154, $13.473 and $12.127 for the years ended December 31, 2011, 2010, 2009 and 2008, respectively), and the Ratio of Expenses to average net assets for the year ended December 31, 2012 would be 4.29% (4.52%, 6.14%, 5.96% and 3.91% for the years ended December 31, 2011, 2010, 2009 and 2008, respectively).

(2)

Real estate investment portfolio turnover rate is calculated by dividing the lesser of purchases or sales of real estate property investments (including contributions to, or return of capital distributions received from, existing joint venture and limited partnership investments) by the average value of the portfolio of real estate investments held during the period.

(3)

Marketable securities portfolio turnover rate is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period.

Accumulation Units (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Changes In The Number Of Accumulation Units Outstanding [Table Text Block]	Changes in the number of Accumulation Units outstanding were as follows (in millions):

	For The Years Ended
	2012	2011	2010
Outstanding:
Beginning of period	53.4	48.1	39.5
Credited for premiums	7.4	10.0	12.9
Liquidity units redeemed (See Note 3)	(3.6)	-	-
Annuity, other periodic payments, withdrawals and death benefits	(3.9)	(4.7)	(4.3)

End of period	53.3	53.4	48.1

Organization and Significant Accounting Policies (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Description Of Valuation Change Of Real Estate Related Assets	The independent fiduciary must also approve any valuation change of real estate-related assets where a property's value changed by more than 6% from the most recent independent annual appraisal, or if the value of the Account would change by more than 4% within any calendar quarter or more than 2% since the prior calendar month.
Maximum Percentage Of Average Net Assets For All Account Level Expenses	2.50%
Restricted Cash and Cash Equivalents (in Dollars)	$ 61.4	$ 44

Related Party Transactions (Detail) (USD $) Share data in Millions, unless otherwise specified	7 Months Ended	12 Months Ended
	Jul. 01, 2009	Dec. 31, 2012
Liquidity Units Owned (in Shares)		4.7
Payments To Acquire Limited Partnership Interest (in Dollars)	$ 1,200,000,000
Percentage Of Trigger Point On Outstanding Accumulation Units		45.00%
Percentage Of Accumulation Units Outstanding Owned By TIAA		2.20%
Redemption Of Liquidity Units (in Dollars)		$ 940,300,000
Minimum Percentage Of Net Assets In Cash And Cash Equivalents And Non Real Estate Related Securities Projected To Hold		17.00%
Maximum Percentage Of Net Assets In Cash and Cash Equivalents And Non Real Estate Related Securities Projected To Hold		25.00%
Percentage of Net Assets in Cash and Cash Equivalents and Non-Real Estate-related Securities Projected to Hold		17.40%

Credit Risk Concentrations (Detail)	12 Months Ended
Dec. 31, 2012
Maximum Percentage of Annual Contract Rent of Rental Income	2.10%

Credit Risk Concentrations (Detail) - Schedule of diversification of the Account's portfolio by region and property type	12 Months Ended
	Dec. 31, 2012
Concentration Risk Percentage	100.00%	[1]
East [Member] | Office [Member]
Concentration Risk Percentage	20.40%	[1]
East [Member] | Apartment [Member]
Concentration Risk Percentage	9.70%	[1]
East [Member] | Industrial [Member]
Concentration Risk Percentage	0.70%	[1]
East [Member] | Retail [Member]
Concentration Risk Percentage	3.40%	[1]
East [Member] | Others [Member]
Concentration Risk Percentage	2.80%	[1],[2]
East [Member]
Concentration Risk Percentage	37.00%	[1]
West [Member] | Office [Member]
Concentration Risk Percentage	15.30%	[1]
West [Member] | Apartment [Member]
Concentration Risk Percentage	6.60%	[1]
West [Member] | Industrial [Member]
Concentration Risk Percentage	7.70%	[1]
West [Member] | Retail [Member]
Concentration Risk Percentage	4.00%	[1]
West [Member] | Others [Member]
Concentration Risk Percentage	0.20%	[1],[2]
West [Member]
Concentration Risk Percentage	33.80%	[1]
South [Member] | Office [Member]
Concentration Risk Percentage	6.70%	[1]
South [Member] | Apartment [Member]
Concentration Risk Percentage	5.40%	[1]
South [Member] | Industrial [Member]
Concentration Risk Percentage	3.80%	[1]
South [Member] | Retail [Member]
Concentration Risk Percentage	8.30%	[1]
South [Member] | Others [Member]
Concentration Risk Percentage	0.30%	[1],[2]
South [Member]
Concentration Risk Percentage	24.50%	[1]
Midwest [Member] | Office [Member]
Concentration Risk Percentage	0.30%	[1]
Midwest [Member] | Apartment [Member]
Concentration Risk Percentage		[1]
Midwest [Member] | Industrial [Member]
Concentration Risk Percentage	1.00%	[1]
Midwest [Member] | Retail [Member]
Concentration Risk Percentage	0.20%	[1]
Midwest [Member] | Others [Member]
Concentration Risk Percentage		[1],[2]
Midwest [Member]
Concentration Risk Percentage	1.50%	[1]
Ukand France [Member] | Office [Member]
Concentration Risk Percentage	1.60%	[1],[3]
Ukand France [Member] | Apartment [Member]
Concentration Risk Percentage		[1],[3]
Ukand France [Member] | Industrial [Member]
Concentration Risk Percentage		[1],[3]
Ukand France [Member] | Retail [Member]
Concentration Risk Percentage	1.60%	[1],[3]
Ukand France [Member] | Others [Member]
Concentration Risk Percentage		[1],[2],[3]
Ukand France [Member]
Concentration Risk Percentage	3.20%	[1],[3]
Office [Member]
Concentration Risk Percentage	44.30%	[1]
Apartment [Member]
Concentration Risk Percentage	21.70%	[1]
Industrial [Member]
Concentration Risk Percentage	13.20%	[1]
Retail [Member]
Concentration Risk Percentage	17.50%	[1]
Others [Member]
Concentration Risk Percentage	3.30%	[1],[2]

[1]	Wholly-owned properties are represented at fair value and gross of any debt, while joint venture properties are represented at the net equity value.
[2]	Represents interest in Storage Portfolio investment, a fee interest encumbered by a ground lease real estate investment and undeveloped land.
[3]	Represents real estate investments in the United Kingdom and France.

Leases (Detail) - Schedule of future minimum rental payments for operating leases (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
2013	$ 499.3
2014	468.7
2015	402.8
2016	357.4
2017	314.1
Thereafter	3,146.9
Total	$ 5,189.2

Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - Schedule of fair value assets and liabilities measured on recurring basis (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Real Estate properties	$ 10,554.6	$ 9,857.6
Real Estate joint ventures	2,291.5	1,591.4
Limited partnerships (in Dollars)	339.8	307.5
Real Estate Related	1,332.3	927.9
Marketable Securities Excluding Real Estate	2,569.7	2,802.8
Total Investments	17,087.9	15,487.2
Mortgage loans payable	(2,282.6)	(2,028.2)
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Marketable Securities Excluding Real Estate	1,379.6	1,551.6
US Government Agencies Debt Securities [Member]
Marketable Securities Excluding Real Estate	1,379.6	1,551.6
US Treasury Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Marketable Securities Excluding Real Estate	1,190.1	1,251.2
US Treasury Securities [Member]
Marketable Securities Excluding Real Estate	1,190.1	1,251.2
Fair Value, Inputs, Level 1 [Member]
Real Estate Related	1,332.3	927.9
Total Investments	1,332.3	927.9
Fair Value, Inputs, Level 2 [Member]
Total Investments	2,569.7	2,802.8
Fair Value, Inputs, Level 3 [Member]
Real Estate properties	10,554.6	9,857.6
Real Estate joint ventures	2,291.5	1,591.4
Limited partnerships (in Dollars)	339.8	307.5
Total Investments	13,185.9	11,756.5
Mortgage loans payable	$ (2,282.6)	$ (2,028.2)

Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - Schedule of fair value assets and liabilities measured on recurring basis using unobservable inputs (USD $)
In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Balance	$ 11,756.5		$ 9,744.6
Total realized and unrealized gains (losses) included in changes in net assets	864.1		1,048.7
Purchases(1)	1,626.9	[1]	1,313.4	[1]
Sales	(685.8)		(335.9)
Settlements(2)	(375.8)	[2]	(14.3)	[2]
Balance	13,185.9		11,756.5
Real Estate Properties [Member]
Balance	9,857.6		8,115.5
Total realized and unrealized gains (losses) included in changes in net assets	544.5		788.2
Purchases(1)	838.3	[1]	1,287.6	[1]
Sales	(685.8)		(335.9)
Settlements(2)		[2]	2.2	[2]
Balance	10,554.6		9,857.6
Real Estate Joint Ventures [Member]
Balance	1,591.4		1,358.8
Total realized and unrealized gains (losses) included in changes in net assets	281.5		219
Purchases(1)	765.2	[1]	15.8	[1]
Settlements(2)	(346.6)	[2]	(2.2)	[2]
Balance	2,291.5		1,591.4
Limited Partnership [Member]
Balance	307.5		270.3
Total realized and unrealized gains (losses) included in changes in net assets	38.1		41.5
Purchases(1)	23.4	[1]	10	[1]
Settlements(2)	(29.2)	[2]	(14.3)	[2]
Balance	339.8		307.5
Mortgage Loans Payable [Member]
Balance	(2,028.2)		(1,860.2)
Total realized and unrealized gains (losses) included in changes in net assets	(14.8)		(0.8)
Purchases(1)	(248.8)	[1]	(185)	[1]
Settlements(2)	9.2	[2]	17.8	[2]
Balance	$ (2,282.6)		$ (2,028.2)

[1]	Includes purchases, contributions for joint ventures and limited partnerships, and capital expenditures.
[2]	Includes operating income for real estate joint ventures and limited partnerships, net of distributions and principal payments on mortgage loans payable.

Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - Schedule of unobservable inputs related to Level 3 fair value measurements	12 Months Ended
Dec. 31, 2012
Income Approach Valuation Technique [Member] | Real Estate Propertiesand Real Estate Joint Ventures [Member] | Minimum [Member] | Office [Member] | Discounted Cash Flow Analysis Valuation Technique [Member]
Discount Rate	6.50%
Terminal Capitalization Rate	5.50%
Income Approach Valuation Technique [Member] | Real Estate Propertiesand Real Estate Joint Ventures [Member] | Minimum [Member] | Office [Member] | Direct Capitalization Valuation Technique [Member]
Overall Capitalization Rate	4.50%
Income Approach Valuation Technique [Member] | Real Estate Propertiesand Real Estate Joint Ventures [Member] | Minimum [Member] | Industrial [Member] | Discounted Cash Flow Analysis Valuation Technique [Member]
Discount Rate	6.50%
Terminal Capitalization Rate	5.50%
Income Approach Valuation Technique [Member] | Real Estate Propertiesand Real Estate Joint Ventures [Member] | Minimum [Member] | Industrial [Member] | Direct Capitalization Valuation Technique [Member]
Overall Capitalization Rate	5.00%
Income Approach Valuation Technique [Member] | Real Estate Propertiesand Real Estate Joint Ventures [Member] | Minimum [Member] | Residential [Member] | Discounted Cash Flow Analysis Valuation Technique [Member]
Discount Rate	5.80%
Terminal Capitalization Rate	4.30%
Income Approach Valuation Technique [Member] | Real Estate Propertiesand Real Estate Joint Ventures [Member] | Minimum [Member] | Residential [Member] | Direct Capitalization Valuation Technique [Member]
Overall Capitalization Rate	3.80%
Income Approach Valuation Technique [Member] | Real Estate Propertiesand Real Estate Joint Ventures [Member] | Minimum [Member] | Retail [Member] | Discounted Cash Flow Analysis Valuation Technique [Member]
Discount Rate	6.50%
Terminal Capitalization Rate	5.80%
Income Approach Valuation Technique [Member] | Real Estate Propertiesand Real Estate Joint Ventures [Member] | Minimum [Member] | Retail [Member] | Direct Capitalization Valuation Technique [Member]
Overall Capitalization Rate	4.50%
Income Approach Valuation Technique [Member] | Real Estate Propertiesand Real Estate Joint Ventures [Member] | Weighted Average [Member] | Office [Member] | Discounted Cash Flow Analysis Valuation Technique [Member]
Discount Rate	7.40%
Terminal Capitalization Rate	6.30%
Income Approach Valuation Technique [Member] | Real Estate Propertiesand Real Estate Joint Ventures [Member] | Weighted Average [Member] | Office [Member] | Direct Capitalization Valuation Technique [Member]
Overall Capitalization Rate	5.70%
Income Approach Valuation Technique [Member] | Real Estate Propertiesand Real Estate Joint Ventures [Member] | Weighted Average [Member] | Industrial [Member] | Discounted Cash Flow Analysis Valuation Technique [Member]
Discount Rate	7.70%
Terminal Capitalization Rate	6.50%
Income Approach Valuation Technique [Member] | Real Estate Propertiesand Real Estate Joint Ventures [Member] | Weighted Average [Member] | Industrial [Member] | Direct Capitalization Valuation Technique [Member]
Overall Capitalization Rate	5.90%
Income Approach Valuation Technique [Member] | Real Estate Propertiesand Real Estate Joint Ventures [Member] | Weighted Average [Member] | Residential [Member] | Discounted Cash Flow Analysis Valuation Technique [Member]
Discount Rate	6.70%
Terminal Capitalization Rate	5.00%
Income Approach Valuation Technique [Member] | Real Estate Propertiesand Real Estate Joint Ventures [Member] | Weighted Average [Member] | Residential [Member] | Direct Capitalization Valuation Technique [Member]
Overall Capitalization Rate	4.40%
Income Approach Valuation Technique [Member] | Real Estate Propertiesand Real Estate Joint Ventures [Member] | Weighted Average [Member] | Retail [Member] | Discounted Cash Flow Analysis Valuation Technique [Member]
Discount Rate	7.80%
Terminal Capitalization Rate	6.60%
Income Approach Valuation Technique [Member] | Real Estate Propertiesand Real Estate Joint Ventures [Member] | Weighted Average [Member] | Retail [Member] | Direct Capitalization Valuation Technique [Member]
Overall Capitalization Rate	6.00%
Income Approach Valuation Technique [Member] | Real Estate Propertiesand Real Estate Joint Ventures [Member] | Maximum [Member] | Office [Member] | Discounted Cash Flow Analysis Valuation Technique [Member]
Discount Rate	9.80%
Terminal Capitalization Rate	8.50%
Income Approach Valuation Technique [Member] | Real Estate Propertiesand Real Estate Joint Ventures [Member] | Maximum [Member] | Office [Member] | Direct Capitalization Valuation Technique [Member]
Overall Capitalization Rate	8.50%
Income Approach Valuation Technique [Member] | Real Estate Propertiesand Real Estate Joint Ventures [Member] | Maximum [Member] | Industrial [Member] | Discounted Cash Flow Analysis Valuation Technique [Member]
Discount Rate	9.80%
Terminal Capitalization Rate	8.30%
Income Approach Valuation Technique [Member] | Real Estate Propertiesand Real Estate Joint Ventures [Member] | Maximum [Member] | Industrial [Member] | Direct Capitalization Valuation Technique [Member]
Overall Capitalization Rate	8.00%
Income Approach Valuation Technique [Member] | Real Estate Propertiesand Real Estate Joint Ventures [Member] | Maximum [Member] | Residential [Member] | Discounted Cash Flow Analysis Valuation Technique [Member]
Discount Rate	8.00%
Terminal Capitalization Rate	6.30%
Income Approach Valuation Technique [Member] | Real Estate Propertiesand Real Estate Joint Ventures [Member] | Maximum [Member] | Residential [Member] | Direct Capitalization Valuation Technique [Member]
Overall Capitalization Rate	5.60%
Income Approach Valuation Technique [Member] | Real Estate Propertiesand Real Estate Joint Ventures [Member] | Maximum [Member] | Retail [Member] | Discounted Cash Flow Analysis Valuation Technique [Member]
Discount Rate	11.30%
Terminal Capitalization Rate	11.00%
Income Approach Valuation Technique [Member] | Real Estate Propertiesand Real Estate Joint Ventures [Member] | Maximum [Member] | Retail [Member] | Direct Capitalization Valuation Technique [Member]
Overall Capitalization Rate	10.80%
Discounted Cash Flow Analysis Valuation Technique [Member] | Mortgage Loans Payable [Member] | Minimum [Member] | Residential [Member]
Loan to Value Ratio	37.00%
Equivalency Rate	2.30%
Discounted Cash Flow Analysis Valuation Technique [Member] | Mortgage Loans Payable [Member] | Minimum [Member] | Retail [Member]
Loan to Value Ratio	31.00%
Equivalency Rate	2.60%
Discounted Cash Flow Analysis Valuation Technique [Member] | Mortgage Loans Payable [Member] | Minimum [Member] | Officeand Industrial [Member]
Loan to Value Ratio	36.00%
Equivalency Rate	2.50%
Discounted Cash Flow Analysis Valuation Technique [Member] | Mortgage Loans Payable [Member] | Weighted Average [Member] | Residential [Member]
Loan to Value Ratio	49.20%
Equivalency Rate	3.00%
Discounted Cash Flow Analysis Valuation Technique [Member] | Mortgage Loans Payable [Member] | Weighted Average [Member] | Retail [Member]
Loan to Value Ratio	62.60%
Equivalency Rate	4.10%
Discounted Cash Flow Analysis Valuation Technique [Member] | Mortgage Loans Payable [Member] | Weighted Average [Member] | Officeand Industrial [Member]
Loan to Value Ratio	51.20%
Equivalency Rate	2.70%
Discounted Cash Flow Analysis Valuation Technique [Member] | Mortgage Loans Payable [Member] | Maximum [Member] | Residential [Member]
Loan to Value Ratio	60.00%
Equivalency Rate	3.90%
Discounted Cash Flow Analysis Valuation Technique [Member] | Mortgage Loans Payable [Member] | Maximum [Member] | Retail [Member]
Loan to Value Ratio	153.00%
Equivalency Rate	7.10%
Discounted Cash Flow Analysis Valuation Technique [Member] | Mortgage Loans Payable [Member] | Maximum [Member] | Officeand Industrial [Member]
Loan to Value Ratio	67.00%
Equivalency Rate	3.00%
Net Present Value Valuation Technique [Member] | Mortgage Loans Payable [Member] | Minimum [Member] | Residential [Member]
Loan to Value Ratio	37.00%
Weighted Average Cost of Capital Risk Premiums	1.00%
Net Present Value Valuation Technique [Member] | Mortgage Loans Payable [Member] | Minimum [Member] | Retail [Member]
Loan to Value Ratio	31.00%
Weighted Average Cost of Capital Risk Premiums	0.70%
Net Present Value Valuation Technique [Member] | Mortgage Loans Payable [Member] | Minimum [Member] | Officeand Industrial [Member]
Loan to Value Ratio	36.00%
Weighted Average Cost of Capital Risk Premiums	1.00%
Net Present Value Valuation Technique [Member] | Mortgage Loans Payable [Member] | Weighted Average [Member] | Residential [Member]
Loan to Value Ratio	49.20%
Weighted Average Cost of Capital Risk Premiums	1.50%
Net Present Value Valuation Technique [Member] | Mortgage Loans Payable [Member] | Weighted Average [Member] | Retail [Member]
Loan to Value Ratio	62.60%
Weighted Average Cost of Capital Risk Premiums	4.10%
Net Present Value Valuation Technique [Member] | Mortgage Loans Payable [Member] | Weighted Average [Member] | Officeand Industrial [Member]
Loan to Value Ratio	51.20%
Weighted Average Cost of Capital Risk Premiums	1.70%
Net Present Value Valuation Technique [Member] | Mortgage Loans Payable [Member] | Maximum [Member] | Residential [Member]
Loan to Value Ratio	60.00%
Weighted Average Cost of Capital Risk Premiums	2.30%
Net Present Value Valuation Technique [Member] | Mortgage Loans Payable [Member] | Maximum [Member] | Retail [Member]
Loan to Value Ratio	153.00%
Weighted Average Cost of Capital Risk Premiums	14.20%
Net Present Value Valuation Technique [Member] | Mortgage Loans Payable [Member] | Maximum [Member] | Officeand Industrial [Member]
Loan to Value Ratio	67.00%
Weighted Average Cost of Capital Risk Premiums	3.20%

Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - Schedule of net unrealized gains included in changes in net assets attributable to investments and mortgage loans payable (USD $)
In Millions, unless otherwise specified	11 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Mortgage Loans Payable Unrealized Gain Loss Included In Earnings	$ (14.8)	$ (0.8)
Real Estate Properties [Member]
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset Unrealized Gain Loss Included In Earnings	474.6	864.2
Real Estate Joint Ventures [Member]
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset Unrealized Gain Loss Included In Earnings	444.1	360.5
Limited Partnership [Member]
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset Unrealized Gain Loss Included In Earnings	63.5	41.5
Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset Unrealized Gain Loss Included In Earnings	$ 982.2	$ 1,266.2

Investments in Joint Ventures (Detail) (USD $) In Billions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Number Of Investments Held In Joint Ventures	15
Minimum Percentage Of Noncontrolling Ownership Interest In Joint Ventures	33.00%
Maximum Percentage Of Noncontrolling Ownership Interest In Joint Ventures	85.00%
Equity Investments Fair Value Joint Ventures	$ 2.3	$ 1.6
Accounts Proportionate Share Of Mortgage Loans Payable Within Joint Venture Investments At Fair Value	1.8	1.6
Accounts Share In Outstanding Principal Of Mortgage Loans Payable Within Joint Ventures	$ 1.8	$ 1.6
DDRTCLLC [Member]
Percentage Of Net Assets In Joint Venture Investments	2.60%
Percentage Of Invested Assets In Joint Venture Investments	2.30%

Investments in Joint Ventures (Detail) - Schedule of financial position of the joint ventures (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Real Estate properties, at fair value	$ 6,495.4	$ 4,844.3
Other assets	181.5	128.9
Total assets	6,676.9	4,973.2
Liabilities & Equity
Mortgage Notes Payable, at fair value	2,656	2,259.1
Other liabilities	82.8	83.6
Total liabilities	2,738.8	2,342.7
Equity	3,938.1	2,630.5
Total liabilities and equity	$ 6,676.9	$ 4,973.2

Investments in Joint Ventures (Detail) - Schedule of results of operations of the joint ventures (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Revenue and Expenses
Revenues	$ 478.9	$ 457.7	$ 466.5
Expenses	273.5	279.4	287.6
Excess of revenues over expenses	$ 205.4	$ 178.3	$ 178.9

Investments in Joint Ventures (Detail) - Schedule of maturities of long-term debt (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Amount
2013	$ 481.9
2014	10.2
2015	939.3
2016	11.4
2017	572.2
Thereafter	609.2
Total maturities	$ 2,624.2

Investments in Limited Partnerships (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Number Of Investments Held In Limited Partnership	three
Number Of Investments Held In Limited Companies	one
Number Of Investments Held In Equity Method Investments	one
Minimum Percentage Of Noncontrolling Ownership Interest In Limited Partnership And Equity Method Investments	5.30%
Maximum Percentage Of Noncontrolling OwnershipInterest In Limited Partnership And Equity Method Investments	18.50%
Limited partnerships (in Dollars)	$ 339.8	$ 307.5
Mony/Transwestern Mezz RP II, LLC [Member]
Limited partnerships (in Dollars)	$ 2.8

Mortgage Loans Payable (Detail) (USD $) In Millions, unless otherwise specified	214 Months Ended
Dec. 31, 2012
Foreign Currency Transaction Gain (Loss), Unrealized	$ 14.5

Mortgage Loans Payable (Detail) - Schedule of outstanding mortgage loans payable secured by properties (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Principal Outstanding	$ 2,253.8		$ 2,008.6
Fair Value Adjustment(4)	28.8	[1]	19.6	[1]
Total mortgage loans payable	2,282.6		2,028.2
One And Seven Westferry Circus [Member]
Interest Rate and Payment Frequency	5.40% paid quarterly	[2],[3],[4],[5],[6]
Principal Outstanding	208.4	[3],[4],[5],[6]	203.9	[3],[4],[5],[6]
Maturity	February 28, 2013	[3],[4],[5],[6]
Reserve At Sugarloaf [Member]
Interest Rate and Payment Frequency	5.49% paid monthly	[2],[3],[4]
Principal Outstanding	23.9	[3],[4]	24.3	[3],[4]
Maturity	June 1, 2013	[3],[4]
South Frisco Village [Member]
Interest Rate and Payment Frequency	5.85% paid monthly	[2]
Principal Outstanding	26.3		26.3
Maturity	June 1, 2013
Fourth And Madison [Member]
Interest Rate and Payment Frequency	6.40% paid monthly	[2]
Principal Outstanding	145		145
Maturity	August 21, 2013
Pennsylvania Avenue 1001 [Member]
Interest Rate and Payment Frequency	6.40% paid monthly	[2]
Principal Outstanding	210		210
Maturity	August 21, 2013
Fremont 50 [Member]
Interest Rate and Payment Frequency	6.40% paid monthly	[2]
Principal Outstanding	135		135
Maturity	August 21, 2013
Pacific Plaza [Member]
Interest Rate and Payment Frequency	5.55% paid monthly	[2],[3],[4]
Principal Outstanding	8	[3],[4]	8.2	[3],[4]
Maturity	September 1, 2013	[3],[4]
Wilshire Rodeo Plaza [Member]
Interest Rate and Payment Frequency	5.28% paid monthly	[2],[3]
Principal Outstanding	112.7	[3]	112.7	[3]
Maturity	April 11, 2014	[3]
H Street 1401 [Member]
Interest Rate and Payment Frequency	5.97% paid monthly	[2],[3],[4]
Principal Outstanding	110.8	[3],[4]	112.3	[3],[4]
Maturity	December 7, 2014	[3],[4]
Windsorat Lenox Park [Member]
Interest Rate and Payment Frequency	4.43% paid monthly	[2],[3]
Principal Outstanding	24	[3]	24	[3]
Maturity	August 1, 2015	[3]
San Montego Apartments [Member]
Interest Rate and Payment Frequency	4.47% paid monthly	[2],[3],[7]
Principal Outstanding	21.8	[3],[7]	21.8	[3],[7]
Maturity	August 1, 2015	[3],[7]
Montecito Apartments [Member]
Interest Rate and Payment Frequency	4.47% paid monthly	[2],[3],[7]
Principal Outstanding	20.2	[3],[7]	20.2	[3],[7]
Maturity	August 1, 2015	[3],[7]
Phoenician Apartments [Member]
Interest Rate and Payment Frequency	4.47% paid monthly	[2],[3],[7]
Principal Outstanding	21.3	[3],[7]	21.3	[3],[7]
Maturity	August 1, 2015	[3],[7]
High Street 99 [Member]
Interest Rate and Payment Frequency	5.52% paid monthly	[2]
Principal Outstanding	185		185
Maturity	November 11, 2015
Lincoln Centre [Member]
Interest Rate and Payment Frequency	5.51% paid monthly	[2]
Principal Outstanding	153		153
Maturity	February 1, 2016
Charleston Plaza [Member]
Interest Rate and Payment Frequency	5.60% paid monthly	[2]
Principal Outstanding	36.9
Maturity	September 11, 2016
The Legendat Kierland [Member]
Interest Rate and Payment Frequency	4.97% paid monthly	[2],[3],[8]
Principal Outstanding	21.8	[3],[8]	21.8	[3],[8]
Maturity	August 1, 2017	[3],[8]
The Traditionat Kierland [Member]
Interest Rate and Payment Frequency	4.97% paid monthly	[2],[3],[8]
Principal Outstanding	25.8	[3],[8]	25.8	[3],[8]
Maturity	August 1, 2017	[3],[8]
Mass Court [Member]
Interest Rate and Payment Frequency	2.88% paid monthly	[2],[3]
Principal Outstanding	92.6	[3]		[3]
Maturity	September 1, 2019	[3]
Red Canyonat Palomino Park [Member]
Interest Rate and Payment Frequency	5.34% paid monthly	[2],[3],[9]
Principal Outstanding	27.1	[3],[9]	27.1	[3],[9]
Maturity	August 1, 2020	[3],[9]
Green Riverat Palomino Park [Member]
Interest Rate and Payment Frequency	5.34% paid monthly	[2],[3],[9]
Principal Outstanding	33.2	[3],[9]	33.2	[3],[9]
Maturity	August 1, 2020	[3],[9]
Blue Ridgeat Palomino Park [Member]
Interest Rate and Payment Frequency	5.34% paid monthly	[2],[3],[9]
Principal Outstanding	33.4	[3],[9]	33.4	[3],[9]
Maturity	August 1, 2020	[3],[9]
Ashford Meadows [Member]
Interest Rate and Payment Frequency	5.17% paid monthly	[2],[3]
Principal Outstanding	44.6	[3]	44.6	[3]
Maturity	August 1, 2020	[3]
The Corner [Member]
Interest Rate and Payment Frequency	4.66% paid monthly	[2],[3]
Principal Outstanding	105	[3]	105	[3]
Maturity	June 1, 2021	[3]
The Palatine [Member]
Interest Rate and Payment Frequency	4.25% paid monthly	[2],[3]
Principal Outstanding	80	[3]	80	[3]
Maturity	January 10, 2022	[3]
The Forumat Carlsbad [Member]
Interest Rate and Payment Frequency	4.25% paid monthly	[2],[3]
Principal Outstanding	90	[3]		[3]
Maturity	March 1, 2022	[3]
The Colorado [Member]
Interest Rate and Payment Frequency	3.69% paid monthly	[10],[2],[3]
Principal Outstanding	91.7	[10],[3]	84.3	[10],[3]
Maturity	November 1, 2022	[10],[3]
The Legacyat Westwood [Member]
Interest Rate and Payment Frequency	3.69% paid monthly	[10],[2],[3]
Principal Outstanding	46.7	[10],[3]	40.5	[10],[3]
Maturity	November 1, 2022	[10],[3]
Regents Court [Member]
Interest Rate and Payment Frequency	3.69% paid monthly	[10],[2],[3]
Principal Outstanding	39.6	[10],[3]	34.5	[10],[3]
Maturity	November 1, 2022	[10],[3]
The Caruth [Member]
Interest Rate and Payment Frequency	3.69% paid monthly	[10],[2],[3]
Principal Outstanding	45	[10],[3]	40.4	[10],[3]
Maturity	November 1, 2022	[10],[3]
Publixat Weston Commons [Member]
Interest Rate and Payment Frequency	5.08% paid monthly	[2],[3]
Principal Outstanding	$ 35	[3]	$ 35	[3]
Maturity	January 1, 2036	[3]

[1]	The fair value adjustment consists of the difference (positive or negative) between the principal amount of the outstanding debt and the fair value of the outstanding debt. See Note 1- Organization and Significant Accounting Policies.
[2]	Interest rates are fixed, unless stated otherwise.
[3]	These properties are each owned by separate wholly owned subsidiaries of TIAA for benefit of the Account. The assets and credit of each of these borrowings entities are not available to satisfy the debts and other obligations of the Account or any other entity or person other than such borrowing entity.
[4]	The mortgage is adjusted monthly for principal payments.
[5]	Maturity date was extended to February 28, 2013 from the original maturity date of November 15, 2012.
[6]	The mortgage is denominated in British pounds and the principal payment had been converted to U.S. dollars using the exchange rate as of December 31, 2012. The interest rate is fixed. The cumulative foreign currency translation adjustment (since inception) was an unrealized gain of $14.5 million.
[7]	Represents mortgage loans payable on these individual properties which are held within the Houston Apartment Portfolio.
[8]	Represents mortgage loans payable on these individual properties which are held within the Kierland Apartment Portfolio.
[9]	Represents mortgage loans payable on these individual properties which are held within Palomino Park.
[10]	These mortgage loans were refinanced during the quarter ended December 31, 2012 into a 10-year loan with interest only due for the first 5 years and principal payments due thereafter.

Mortgage Loans Payable (Detail) - Schedule of maturities of long-term debt (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Amount
2013	$ 758.8
2014	222.7
2015	273.1
2016	188.6
2017	51.8
Thereafter	758.8
Total maturities	$ 2,253.8	$ 2,008.6

Financial Highlights (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Expense Charges Including Real Estate Property Expenses Per Accumulation Unit (in Dollars per Item)	11.621	11.026	12.154	13.473	12.127
Ratios To Average Net Assets Expenses Including Real EstatePropertyExpenses	4.29%	4.52%	6.14%	5.96%	3.91%

Financial Highlights (Detail) - Schedule of condensed financial information for an accumulation unit of the account (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Per Accumulation Unit data:
Rental income	$ 16.345		$ 17.224		$ 19.516		$ 22.649		$ 18.794
Real estate property level expenses and taxes	$ 9.059		$ 8.64		$ 9.987		$ 11.193		$ 9.19
Real estate income, net	$ 7.286		$ 8.584		$ 9.529		$ 11.456		$ 9.604
Other income	$ 2.178		$ 2.143		$ 2.214		$ 2.778		$ 3.808
Total income	$ 9.464		$ 10.727		$ 11.743		$ 14.234		$ 13.412
Expense charges(1)	$ 2.562	[1]	$ 2.39	[1]	$ 2.167	[1]	$ 2.28	[1]	$ 2.937	[1]
Investment income, net	$ 6.902		$ 8.337		$ 9.576		$ 11.954		$ 10.475
Net realized and unrealized gain (loss) on investments and mortgage loans payable	$ 18.013		$ 20.144		$ 16.143		$ (85.848)		$ (54.541)
Net increase (decrease) in Accumulation Unit Value	$ 24.915		$ 28.481		$ 25.719		$ (73.894)		$ (44.066)
Accumulation Unit Value:
Beginning of period	$ 247.654		$ 219.173		$ 193.454		$ 267.348		$ 311.414
End of period	$ 272.569		$ 247.654		$ 219.173		$ 193.454		$ 267.348
Total return	10.06%		12.99%		13.29%		(27.64%)		(14.15%)
Ratios to Average net Assets:
Expenses(1)	0.95%	[1]	0.98%	[1]	1.09%	[1]	1.01%	[1]	0.95%	[1]
Investment income, net	2.55%		3.42%		4.84%		5.29%		3.38%
Portfolio turnover rate:
Real estate properties(2)	10.22%	[2]	3.01%	[2]	1.01%	[2]	0.75%	[2]	0.64%	[2]
Marketable securities(3)	21.92%	[3]	3.43%	[3]	19.18%	[3]	0.00%	[3]	25.67%	[3]
Accumulation Units outstanding at end of period (in millions) (in Shares)	53.3		53.4		48.1		39.5		41.5
Net assets end of period (in millions) (in Dollars)	$ 14,861.1		$ 13,527.2		$ 10,803.1		$ 7,879.9		$ 11,508.9

[1]	Expense charges per Accumulation Unit and the Ratio of Expenses to average net assets reflect the year to date Account-level expenses and exclude real estate property level expenses which are included in real estate income, net. If the real estate property level expenses were included, the expense charge per Accumulation Unit for the year ended December 31, 2012 would be $11.621 ($11.026, $12.154, $13.473 and $12.127 for the years ended December 31, 2011, 2010, 2009 and 2008, respectively), and the Ratio of Expenses to average net assets for the year ended December 31, 2012 would be 4.29% (4.52%, 6.14%, 5.96% and 3.91% for the years ended December 31, 2011, 2010, 2009 and 2008, respectively).
[2]	Real estate investment portfolio turnover rate is calculated by dividing the lesser of purchases or sales of real estate property investments (including contributions to, or return of capital distributions received from, existing joint venture and limited partnership investments) by the average value of the portfolio of real estate investments held during the period.
[3]	Marketable securities portfolio turnover rate is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period.

Accumulation Units (Detail) - Schedule of changes in the number of accumulation units outstanding In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008
Outstanding:
Beginning of period	53.4	48.1	39.5	41.5
Credited for premiums	7.4	10	12.9
Liquidity units redeemed (See Note 3)	(3.6)
Annuity, other periodic payments, withdrawals and death benefits	(3.9)	(4.7)	(4.3)
End of period	53.3	53.4	48.1	41.5

Commitments and Contingencies (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Callable Commitments Amount	$ 6.8	$ 26.1
Increase (Decrease) In Callable Commitments	$ 90.2	$ 103.5

New Accounting Pronouncements (Detail)	12 Months Ended
Dec. 31, 2012
New Accounting Pronouncement or Change in Accounting Principle, Description	In May 2011, the FASB issued ASU No. 2011-04, "Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs", with the intention to converge fair value standards between U.S. GAAP and International Financial Reporting Standards. This ASU is largely consistent with existing fair value measurement principles in U.S. GAAP, expands ASC 820's existing disclosure requirements for fair value measurements and makes other amendments. The Account adopted ASU 2011-04 January 1, 2012. The adoption of this standard did not have an impact on the Account's consolidated financial statements. See Note 6-Assets and Liabilities Measured at Fair Value on a Recurring Basis for additional disclosures as a result of the adoption of this standard.

Subsequent Events (Detail) (Subsequent Event [Member], USD $) In Millions, unless otherwise specified	1 Months Ended
	Mar. 31, 2013 Real Estate Related Securities [Member]	Feb. 28, 2013 One And Seven Westferry Circus [Member]	Jan. 31, 2013 Houston Build-To-Suit Office Building [Member]	Jan. 31, 2013 Palm Lakes Plaza [Member]	Feb. 28, 2013 One And Seven Westferry Circus [Member]	Feb. 28, 2013 Phoenix Apartment Portfolio [Member]
Subsequent Event, Date				Jan 30, 2013	Feb 28, 2013	Feb 28, 2013
Subsequent Event, Amount	$ 150.5	$ 193.1	$ 196.4	$ 11.8	$ 193.1	$ 33.3
Subsequent Event, Description			In January 2013, the Account executed a lease with the American subsidiary of a major global energy company for a new build-to-suit office building in Houston that is expected to be completed in 2015. The Account is currently estimating the approximate cost to develop the new office building to be $196.4 million.